As Filed with the Securities and Exchange Commission on April 27, 2017
Registration Nos. 333 ‑ 103492
811 – 21313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N‑4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

[ ] Pre‑Effective Amendment No.
[ x ] Post-Effective Amendment No. 16

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

[ x ] Amendment No. 16

AMERICAN FIDELITY SEPARATE ACCOUNT C
(Exact Name of Registrant)

AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

9000 CAMERON PARKWAY, OKLAHOMA CITY, OKLAHOMA	73114
(Address of Depositor's Principal Executive Offices)	(Zip Code)

Depositor's Telephone Number, Including Area Code	405.523.2000

Christopher T. Kenney	Jennifer Wheeler
Senior Vice President and General Counsel	Chief Compliance Officer
American Fidelity Assurance Company	American Fidelity Securities, Inc.
9000 Cameron Parkway	9000 Cameron Parkway
Oklahoma City, Oklahoma 73114	Oklahoma City, Oklahoma 73114
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x ] on May 1, 2017 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] This post‑effective amendment designates a new effective date for a previously filed post‑effective amendment.

Title of Securities Being Registered:	Group variable annuity contracts

AFMaxx® 457(b) Group Variable Annuity from May 1, 2017

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

PROSPECTUS
May 1, 2017

American Fidelity Separate Account C ("Separate Account C") is offering group annuity contracts to state and local government employers for use in Eligible Deferred Compensation Plans as defined in Section 457(b) of the Internal Revenue Code, as amended.  This prospectus describes all of the material features of the policy, which is issued by American Fidelity Assurance Company, in the form of group contracts between American Fidelity Assurance Company and the state or local government employer.
The AFMaxx® 457(b) Group Variable Annuity is a group deferred, flexible payment annuity policy.  You have 11 investment options in the annuity – the Guaranteed Interest Account, which is a fixed investment option, and ten variable investment options, each of which corresponds with one of the following eligible portfolios:

American Funds Insurance Series®
International Fund
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund
Value Opportunities V.I. Fund
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.*
Dreyfus Stock Index Fund, Inc.
Vanguard® Variable Insurance Fund** Balanced Portfolio Capital Growth Portfolio Mid-Cap Index Portfolio Total Bond Market Index Portfolio Total Stock Market Index Portfolio

This prospectus contains important information about the AFMaxx 457(b) Group Variable Annuity and Separate Account C that prospective investors should know before investing.  Please keep this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC") dated May 1, 2017 that provides more information about the annuity we are offering.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference in this prospectus, and other material that we file electronically with the SEC.  For a free copy of the Statement of Additional Information, call us at 800.662.1113 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.
Our Statement of Additional Information is incorporated by reference in this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.  The contract and certain features described in the contract may only be available in certain states.
Please read this prospectus carefully and keep it for future reference.

*  Formerly, The Dreyfus Socially Responsible Growth Fund, Inc.
** Vanguard is a trademark of The Vanguard Group, Inc.

i

GLOSSARY OF TERMS
Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.
Account value:  The value of your participant account during the accumulation phase.
Accumulation phase:  The period of time beginning when a participant elects to participate in the plan (the participant effective date) and ending when a participant begins receiving annuity payments (the date the participant account is closed).  Until a participant begins receiving annuity payments, the participant's annuity is in the accumulation phase.
Accumulation unit:  The unit of measurement used to keep track of the value of a participant's interest in a sub-account during the accumulation phase.
Annuitant:  The person on whose life annuity payments are based.
Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.
Annuity date:  The date annuity payments begin.
Annuity options:  The pay-out methods available to select during the annuity period.
Annuity payments:  Regular income payments received from the policy during the annuity phase.
Annuity phase:  The period of time during which annuity payments are made.
Eligible portfolios:  The portfolios that serve as the Separate Account's underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.
General account:  Our general account consists of all of our assets other than those assets allocated to all separate accounts.
Guaranteed Interest Account option:  The fixed investment option within our general account which earns interest.
Investment options:  The eligible investment options consist of (1) the Guaranteed Interest Account, which is the fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove, or combine sub-accounts as eligible investment options.
Participant:  A person for whom an interest is maintained under a group variable annuity policy, generally an employee.
Participant account:  The account we maintain for you as a participant, reflecting the accumulation units credited to you.
Plan:  The 457(b) eligible deferred compensation plan established and maintained by the policyholder as it exists on the date it is issued to the policyholder (the date of issue) and any subsequent amendment(s) to it.
Policy:  The AFMaxx® 457(b) Group Variable Annuity.
Policyholder:  The owner of the policy, generally a state or local government employer identified on the application and to whom, the policy is issued.

Policy year:  The annual period that begins on the date of issue and each anniversary of that date.  In order to determine a participant's applicable withdrawal charges, this period begins with the participant effective date.
Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.
Purchase payment:  Money invested in the plan on behalf of a participant and allocated to a participant's account.
Separate Account:  The separate account is called American Fidelity Separate Account C, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
Sub-Account:  An investment option of Separate Account C which invests its assets in shares of a corresponding eligible portfolio.
We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.
You, Your:  A participant in the contract, generally an employee.

SUMMARY
In this summary, we discuss some of the important features of the AFMaxx® 457(b) Group Variable Annuity policy.  Please read the entire prospectus for more detailed information about the policy and Separate Account C.  The policy is issued in connection with an eligible defined contribution plan pursuant to Section 457(b) of the Internal Revenue Code.
In this prospectus, we describe the AFMaxx® 457(b) Group Variable Annuity, a group deferred, flexible payment annuity policy.  It is a group contract between a state or local government employer, as the policyholder on behalf of its participants, and American Fidelity Assurance Company.  American Fidelity Assurance Company issues a single policy to the employer, who is then the policyholder.  Through the AFMaxx® 457(b) Group Variable Annuity, the plan provides a means for eligible employees to invest, on a tax deferred basis, in one or more of the sub-accounts, which are variable investment options and the Guaranteed Interest Account, a fixed investment option.  Each of the sub-accounts invests in a corresponding eligible portfolio.
The AFMaxx® 457(b) Group Variable Annuity is designated for participants seeking long term earnings generally for retirement or other long-term purposes.  Participation in the AFMaxx® 457(b) Group Variable Annuity should not be considered for those looking for a short-term investment or those that cannot afford to lose some or all of the money invested.
Like all deferred annuities, the AFMaxx® 457(b) Group Variable Annuity has two phases: the accumulation phase and the annuity phase.  During the accumulation phase, participants invest money in the annuity, at which point earnings accumulate on a tax deferred basis and are taxed as income only upon distribution.  Similarly, during the annuity phase, earnings are taxed as income only upon distribution.  Annuity payments under the policy will be paid on a fixed basis only.  A qualified plan provides tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.
The annuity phase begins when the participant starts receiving regular payments under the annuity income options from his or her participant account.  Although annuity payments are paid on a fixed basis only, the amount of the payments a participant receives during the annuity phase will depend on the amount of money invested and the performance of the selected investment options during the accumulation phase.  Annuity payments and options are discussed elsewhere in this document.
When purchase payments are made to a participant account, the payments will be allocated according to the instructions we receive from the participant or policyholder, as applicable.  A participant may allocate some or all to one or more of the sub-accounts listed below, each of which is a variable investment option, or the guaranteed Interest Account, which is a fixed investment option.  We reserve the right to add or remove sub-accounts as investment options:

American Funds Insurance Series® – International Fund
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – Value Opportunities V.I. Fund
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.*
Dreyfus Stock Index Fund, Inc.
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio

* Formerly, The Dreyfus Socially Responsible Growth Fund, Inc.

Each of the foregoing sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  Participants can make or lose money by investing in the variable investment options, depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which purchase payments are allocated.  Please see the information under "Investment Options", describing how you can obtain a copy of the portfolios' prospectuses.
The earnings accumulated as a result of investments in the AFMaxx® 457(b) Group Variable Annuity are not taxed until received as a distribution.  Because all of the contributions to the annuity are made, pursuant to the plan, on a pre-tax basis, all distributions will be subject to state and federal income tax unless the distribution is rolled over to an "eligible employer plan" or to an IRA in a direct rollover.  The participant will receive a special tax notice explaining the tax consequences of the distribution options available before receiving an eligible rollover distribution.
A participant may withdraw money from his or her participant account at any time during the accumulation period; if eligible for withdrawal under the terms of the 457(b) plan, however, a withdrawal charge may apply.  The minimum partial withdrawal is $250, but a withdrawal must not reduce the value of the participant account to less than $100.  Withdrawals and charges that may apply to withdrawals are discussed under "Withdrawals" on page 19.
The policyholder may return the policy to us or to our agent within 30 calendar days after it is delivered.  If returned, the policy will be void from the beginning and we will refund the greater of:  (i) the purchase payments paid or (ii) the account value as of the earlier of the date we receive the policy in our home office or the date our agent receives the returned policy.
Questions.  If you have any questions about the AFMaxx® 457(b) Group Variable Annuity or need more information, please contact us at:
American Fidelity Assurance Company
Annuity Services Department
P.O. Box 25520
Oklahoma City, Oklahoma 73125‑0520
Telephone:  800.662.1113
E-mail:  va.help@americanfidelity.com

FEE TABLE
The following tables describe the fees and expenses participants will pay when buying, owning, and surrendering a policy.  The first table describes the withdrawal charge that applies when a withdrawal is made from a participant account or when a policy is surrendered.  State premium taxes may also be deducted.
Transaction Expenses
Withdrawal Charge (as a percentage of the amount withdrawn)

Policy Year	Withdrawal Charge
1	8%
2	8%
3	8%
4	8%
5	8%
6	4%
7	4%
8	4%
9	4%
10	4%
11+	0%

The next table describes the fees and expenses that apply periodically during the life of a policy, not including the portfolio fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee(1)	Maximum Fee

Mortality and Expense Risk Charge	1.25%	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

_____________________________

(1)
We currently charge lower fees than the maximum allowed under the policy.  The current and maximum fees we may charge at the separate account level are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of a participant account invested in a portfolio.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically while you own the policy.  Additional details about each portfolio's fees and expenses are contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses	MINIMUM	MAXIMUM
(expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.15%	0.92%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

American Funds Insurance Series® 1
International Fund
Management Fee	0.50%
Distribution Fee	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.54%

BlackRock Variable Series Funds, Inc. 2
Basic Value V.I. Fund
Management Fee	0.60%
Other Expenses	0.24%
Total Annual Operating Expenses [3]	0.84%
Contractual Waivers [4]	0.11%
Net Annual Operating Expenses	0.73%

Value Opportunities V.I. Fund
Management Fee	0.75%
Other Expenses	0.26%
Total Annual Operating Expenses	1.01%
Contractual Waivers [4]	0.09%
Net Annual Operating Expenses	0.92%

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. 5
(Formerly: The Socially Responsible Growth Fund, Inc.)
Management Fee	0.75%
Other Expenses	0.11%
Total Annual Operating Expenses	0.86%

Dreyfus Stock Index Fund, Inc. 5
Management Fee	0.25%
Other Expenses	0.02%
Total Annual Operating Expenses	0.27%

1 American Funds Insurance Series: Class 1 Shares
2 BlackRock Variable Series Funds, Inc.: Share Class 1
3 Total Annual Fund Operating Expenses: These do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
4 Contractual Waivers: As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets through April 30, 2018. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets through April 30, 2018. Each of these contractual agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
5 The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Formerly: The Dreyfus Socially Responsible Fund, Inc.) and the Dreyfus Stock Index Fund, Inc.: Initial Share Class

Vanguard® Variable Insurance Fund
Balanced Portfolio
Management Expenses	0.16%
Investment Advisory Fee	0.05%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%

Capital Growth Portfolio
Management Expenses	0.18%
Investment Advisory Fee	0.15%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.36%

Mid-Cap Index Portfolio
Management Expenses	0.15%
Investment Advisory Fee	0.01%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.19%

Total Bond Market Index Portfolio
Management Expenses	0.11%
Investment Advisory Fee	0.01%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.15%

Total Stock Market Index Portfolio
Management Expenses	0.00%
Investment Advisory Fee	0.00%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.16%

Examples

These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include (1) contract owner transaction expenses (other than transfer fees and loan fees), (2) annual contract fees, (3) separate account annual expenses, and (4) portfolio fees and expenses.

The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

	Time Periods
		1 Year	3 Years	5 Years	10 Years

American Funds Insurance Series® International Fund	(a)	1,007	1,439	1,896	2,890
	(b)	207	639	1,096	2,359

BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund	(a)	1,026	1,496	1,992	3,074
	(b)	226	696	1,192	2,553

Value Opportunities V.I. Fund	(a)	1,045	1,553	2,087	3,255
	(b)	245	753	1,287	2,743

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly: The Dreyfus Socially Responsible Growth Fund, Inc.	(a)	1,039	1,535	2,057	3,198
	(b)	239	735	1,257	2,684

Dreyfus Stock Index Fund, Inc.	(a)	980	1,357	1,757	2,622
	(b)	180	557	957	2,076

Vanguard® Variable Insurance Fund
Balanced Portfolio	(a)	976	1,344	1,737	2,581
	(b)	176	544	937	2,033

Capital Growth Portfolio	(a)	989	1,384	1,804	2,712
	(b)	189	584	1,004	2,171

Mid-Cap Index Portfolio	(a)	972	1,332	1,716	2,541
	(b)	172	532	916	1,990

Total Bond Market Index Portfolio	(a)	968	1,320	1,695	2,500
	(b)	168	520	895	1,947

Total Stock Market Index Portfolio	(a)	969	1,323	1,700	2,510
	(b)	169	523	900	1,958

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2016. We did not independently verify the data provided; however, we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

* Vanguard is a trademark of The Vanguard Group, Inc.

CONDENSED FINANCIAL INFORMATION
During the accumulation phase, we calculate the value of each participant's share of different sub-accounts with a unit of measurement called an accumulation unit.  The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2006 (the last 10 fiscal years of Separate Account C's operations) and (2) the year that the sub-account began operations.  An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub- account Units Outstanding at December 31

American Funds Insurance Series® International Fund
2014 2015 2016	$10.000 $ 9.642 $ 9.094	$9.642 $9.094 $9.298	16,837 55,756 77,687

BlackRock Variable Series Funds, Inc. Basic Value V. I. Fund
2007	$18.217	$18.272	105,514
2008	$18.272	$11.381	153,102
2009	$11.381	$14.703	200,128
2010	$14.703	$16.339	234,937
2011	$16.339	$15.701	262,533
2012	$15.701	$17.640	279,860
2013	$17.640	$23.994	293,398
2014 2015 2016	$23.994 $ 25.984 $ 24.074	$25.984 $ 24.074 $ 28.028	307,128 306,782 305,338
Value Opportunities V.I. Fund
2007	$19.347	$18.888	97,348
2008	$18.888	$11.156	139,903
2009	$11.156	$14.104	189,099
2010	$14.104	$17.881	222,635
2011	$17.881	$17.187	241,777
2012	$17.187	$19.224	249,806
2013	$19.224	$26.968	257,534
2014 2015 2016	$26.968 $ 27.954 $ 25.718	$27.954 $ 25.718 $ 31.327	274,260 288,705 286,216
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
2007	$13.985	$14.849	17,374
2008	$14.849	$9.592	21,428
2009	$9.592	$12.639	26,568
2010	$12.639	$14.296	32,152
2011	$14.296	$14.210	34,966
2012	$14.210	$15.674	38,111
2013	$15.674	$20.744	40,769
2014 2015 2016	$20.744 $ 23.185 $ 22.110	$23.185 $ 22.110 $ 24.040	43,155 46,456 49,275

Dreyfus Stock Index Fund, Inc.
2007	$16.186	$16.783	186,205
2008	$16.783	$10.392	255,047
2009	$10.392	$12.934	337,272
2010	$12.934	$14.632	399,626
2011	$14.632	$14.684	448,963
2012	$14.684	$16.743	483,990
2013	$16.743	$21.776	511,004
2014 2015 2016	$21.776 $ 24.331 $ 24.235	$24.331 $24.235 $26.669	541,370 541,034 535,183
Vanguard® Variable Insurance Fund
Balanced Portfolio
2007	$11.848	$12.648	99,765
2008	$12.648	$9.647	146,983
2009	$9.647	$11.680	199,254
2010	$11.680	$12.773	250,570
2011	$12.773	$13.049	305,373
2012	$13.049	$14.469	354,868
2013	$14.469	$17.088	399,513
2014 2015 2016	$17.088 $ 18.491 $ 18.232	$18.491 $ 18.232 $ 19.938	445,179 493,520 524,393
Capital Growth Portfolio
2010	$10.000	$12.114	8,290
2011	$12.114	$11.823	13,151
2012	$11.823	$13.449	23,334
2013	$13.449	$18.348	32,607
2014 2015 2016	$18.348 $ 21.405 $ 21.640	$21.405 $21.640 $23.629	47,817 81,179 95,938
Mid-Cap Index Portfolio[10]
2014 2015 2016	$10.000 $ 10.077 $ 9.785	$10.077 $ 9.785 $10.710	10,220 74,027 100,428
Total Bond Market Index Portfolio
2007	$10.205	$10.755	31,911
2008	$10.755	$11.490	50,796
2009	$11.490	$11.636	77,222
2010	$11.636	$12.208	112,743
2011	$12.208	$12.946	138,595
2012	$12.946	$13.267	156,603
2013	$13.267	$12.770	168,820
2014 2015 2016	$12.770 $ 13.321 $ 13.167	$13.321 $ 13.167 $ 13.291	178,017 197,757 212,240
Total Stock Market Index Portfolio[8]
2014 2015 2016	$10.000 $ 9.944 $ 9.832	$9.944 $9.832 $10.902	267,253 319,095 376,112

REVENUE SHARING ARRANGEMENTS

We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as "revenue sharing."  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a sub-account just because that fund has a more favorable revenue sharing arrangement with us.
In connection with your fund purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account's average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies:
Portfolio Company	Revenue Sharing %
BlackRock Advisors, LLC	0.10%
The Dreyfus Corporation	0.15% (does not apply to the Dreyfus Stock Index Fund, Inc.)

THE AFMaxx® 457(b) GROUP VARIABLE ANNUITY
Owning a 457(b) Group Variable Annuity Policy
The AFMaxx® 457(b) Group Variable Annuity is a group annuity policy that is designed for use in eligible deferred compensation plans adopted by governmental employers and tax-exempt organizations pursuant to Section 457(b) of the Internal Revenue Code.  American Fidelity Assurance Company issues a single policy that acts as a contract between an employer, who is the policyholder on behalf of the participants, and American Fidelity Assurance Company.  Any present or future employee of the policyholder can become a participant by investing in the policy.  Under the policy, American Fidelity Assurance Company promises to pay income to the participants in the form of annuity payments beginning on a date chosen by the participant.  American Fidelity Assurance Company establishes an account for each participant, and the account contains values and reflects activity for the participant.  The person upon whose life the annuity payments are based is called the annuitant.  If the annuitant dies during the accumulation phase, American Fidelity Assurance Company will pay a death benefit to the beneficiary.
Assets held under the policy must be held for the exclusive benefit of participants and their beneficiaries under the plan.  All liabilities with respect to plan participants and their beneficiaries must be satisfied before any part of the assets and income of the policy will be used for, or diverted to, purposes other than for the exclusive benefit of plan participants and their beneficiaries.
Naming a Beneficiary
The beneficiary is the person or entity named in accordance with the plan to receive a benefit in the event of a participant's death.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.
Voting Rights
Although American Fidelity Assurance Company legally owns the underlying portfolios' shares, we believe that we must get instructions from participants or the policyholders about how to vote the shares when an underlying portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive appropriate voting instructions, we will vote all of the shares we own in proportion to those instructions.  This type of voting may allow a small number of policy owners to control the outcome of the vote.  If we determine that we are no longer required to seek voting instructions, we will vote the shares in our own right.

ABOUT THE PARTICIPANT ACCOUNT
Purchase Payments
Money is invested in the policy when purchase payments are made.  Purchase payments can only be made during the accumulation phase.  Except for the initial purchase payment, purchase payments will be credited within one business day of receipt in our office.  Depending on the plan, the amount of a participant's purchase payments may be increased, decreased or changed at any time.  All payment allocations must be in whole percentages.  Purchase payments made by or on behalf of a participant must be at least $300 annually, unless we agree to a lesser amount.  A participant account will not lapse even if no purchase payments are made during a policy year.
Once we receive a minimum initial purchase payment of $25 and the proper enrollment forms, we will (1) issue verification of participation in the policy, and (2) allocate the initial purchase payment according to instructions provided within two business days.  We will contact you if additional information is needed to complete the application process. American Fidelity Assurance Company allocates purchase payments to each participant's account as instructed by the policyholder, in accordance with the terms of the plan.  Subsequent purchase payments will be allocated in the same manner unless we receive other instructions.  The policyholder, or the participant, if the plan permits, may change allocations among sub-accounts for future purchase payments.
Accumulation Units
In order to keep track of the value of a participant account during the accumulation period, we use a measurement called an accumulation unit.  Every purchase payment increases the number of accumulation units in a participant's account.  To determine the number of accumulation units that we should credit to a participant account, we determine the value of the accumulation unit for each sub-account to which the participant allocates purchase payments.  Because each sub-account has its own value, the value of the accumulation unit for each of the sub-accounts differs.  We calculate the value of accumulation units after the New York Stock Exchange closes and then credit the participant account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account's net assets by the number of the sub-account's outstanding accumulation units.
The value of an accumulation unit relating to any sub-account may go up or down from day to day.  If a participant allocates purchase payments to any of the variable investment options, the value of his or her participant account will fluctuate depending upon the investment performance of the portfolio(s) corresponding to the sub-account(s) to which the participant has allocated purchase payments.  (This is not true if a participant invests solely in the Guaranteed Interest Account.)  The value of a participant account also depends on the expenses of the policy and the underlying portfolio.
When a purchase payment is made, we credit the appropriate participant account with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.  When a withdrawal is made, the number of accumulation units in the participant account will decrease.  For more information about withdrawals, see the "Withdrawals" information that appears elsewhere in this document.
The following example illustrates how we calculate the number of accumulation units that should be credited to a participant account when purchase payments are made.
Example
On Thursday, we receive an additional purchase payment of $100 designated to a participant account.  The participant previously allocated 100% of this amount to The Dreyfus Stock Index Fund sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for The Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of the participant account, we divide $100 by $10.75 and credit the participant account on Thursday night with 9.30 accumulation units of The Dreyfus Stock Index Fund sub-account.

RECEIVING PAYMENTS FROM THE ANNUITY
Annuity Date
In accordance with the plan, an annuity date will be established for each participant, at which time the participant will begin receiving regular monthly income payments (sometimes called distributions) from the annuity.  We must be notified of the desired annuity date at least 30 calendar days before annuity payments begin.
The earliest annuity date that may be requested for commencement of a participant's annuity payments is 30 calendar days after a participant's effective date.  The annuity date may not be later than the annuitant's 85th birthday or the maximum date permitted under state law, whichever is earlier.  The annuity date may not be later than the earliest of the distribution date required by (i) federal law, (ii) the contract owner's tax qualified plan, or (iii) if applicable, state law.  This annuity date may be changed by written request any time before the original annuity date, and at least 30 calendar days before the new annuity date.  Please read the plan for other information related to distributions.
The duration of a participant's annuity phase will impact the amount of the participant's monthly annuity payments.  Choosing an early annuity date may increase the duration of a participant's annuity phase, which will decrease the amount of the participant's monthly annuity payments.  Other material factors that determine the level of annuity benefits are the age of the annuitant, accumulation value of the annuity contract, and type and duration of the annuity option selected.
Selecting an Annuity Option
Four annuity payment options are available under the policy.  In order to receive annuity payments under an annuity option, we must receive notice of the annuity option selected at least 30 calendar days before the annuity date.  If an option is based on life expectancy, we will require proof of the payee's date of birth.

Annuity Payments
Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment.  The amount of the first monthly payment depends on the annuity option selected and the age of the annuitant at the time the first payment is due.  The participant's adjusted account value will be applied to the applicable annuity table based on the annuity option selected.  The policy contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied.  The guaranteed interest rate on all options is 3% compounded annually.  We may suspend, defer, or postpone annuity payments as described elsewhere in this document.
As permitted by the plan, one of the following annuity options may be chosen.  If no annuity option is selected, we will make monthly annuity payments to you in accordance with Option 2 below.  We may make other annuity options available from time to time.  After annuity payments begin, the annuity option cannot be changed.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected and thereafter, during the life of the annuitant. When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant's death. The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3%, or 50% of the annuity payment in effect originally.
If a reduced payment of 66 2/3% or 50% to the surviving annuitant is selected, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.

OPTION 4	Period Certain
We will make monthly payments for a specified period. The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.  When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the annuitant's death.

INVESTMENT OPTIONS
When purchase payments are made in connection with the AFMaxx® 457(b) Group Variable Annuity, a participant can allocate his or her purchase payments under the policy to one or more of Separate Account C's sub-accounts, and the Guaranteed Interest Account.  Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Funds Insurance Series ® •International Fund Call 800.421.9900 ext. 65413 to request portfolio prospectus	Open‑end, management investment company offering one or more portfolios available under the Contract.	Advisor: Capital Research and Management CompanySM Sub-Advisor: None
BlackRock Variable Series Funds, Inc.
Portfolios available under AFMaxx® 457(b) Group Variable Annuity policy:
•Basic Value V.I. Fund
•Value Opportunities V.I. Fund
Call 800.441.7762 to request portfolio prospectus
	Open‑end, management investment company offering one or more separate funds available under the AFMaxx® 457(b) Group Variable Annuity.	Advisor: BlackRock Advisors, LLC Sub-Advisor: None
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Call 800.554.4611 to request portfolio prospectus	Open-end management investment company	Sub-Advisor: Newton Investment Management (North America) Limited (affiliate of The Dreyfus Corporation)
Dreyfus Stock Index Fund, Inc. Call 800.554.4611 to request portfolio prospectus	Open‑end management investment company	Advisor: The Dreyfus Corporation Index Fund Manager: Mellon Equity Associates (affiliate of The Dreyfus Corporation)
Vanguard® Variable Insurance Fund
Portfolios available under AFMaxx® 457(b) Group Variable Annuity policy:

•Balanced Portfolio
•Capital Growth Portfolio
•Mid-Cap Index Portfolio
•Total Bond Market Index Portfolio
•Total Stock Market Index Portfolio

Call 800.522.5555 to request portfolio prospectus
Open-end, management investment company offering one or more portfolios available under the AFMaxx® 457(b) Group Variable Annuity.
Advisor of Vanguard VIF Balanced Portfolio: Wellington Management, LLC
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company
Advisor of Vanguard VIF  Mid-Cap Index Portfolio, Vanguard VIF Total Bond Market Index Portfolio and Vanguard VIF Total Stock Market Index Portfolio: The Vanguard Group, Inc.
None of the available Vanguard portfolios have a sub-advisor.

Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity policies and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio's assets, which could adversely affect such portfolio's net asset value per share.
You should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the eligible portfolios, including information about deductions from and expenses paid out of the assets of the portfolios.  You may request copies of the prospectuses of the portfolios by calling the telephone numbers in the Investment Options table.  You may also request a copy of the Statement of Additional Information of any of the portfolios by calling the telephone numbers in the preceding table, or by contacting us at the address and phone number on the cover of this prospectus.
Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Substitution
At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AFMaxx® 457(b) Group Variable Annuity.  If we decide to make a substitution, we will give you notice of our intention.
Transfers
Upon receipt of proper instructions, and as the plan permits, we will make transfers between any of the investment options to which payments have been allocated.  We reserve the right to limit the number of transfers that may be made.  All asset transfers made in any one day count as one transfer.  We will not be liable for transfers made at a participant's or a policyholder's direction.  All transfers must be in whole percentages.  Currently, there is no transfer fee; however, we reserve the right, at any time and without prior notice, to end, suspend, or change the transfer privilege, in which case we will provide written notice of any such action.
Automatic Dollar Cost Averaging
Automatic dollar cost averaging allows a participant to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as the source of a transfer.  By transferring the same amount on a regular schedule instead of transferring a larger amount at one time, a participant may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation phase.  Currently, there is no transfer fee; however, we reserve the right to take into account transfers made under the automatic dollar cost averaging program in determining any transfer fee that is applicable in the future.
Asset Rebalancing
After a participant allocates his or her money to different investment options, the performance of the different investment options may cause the allocation of the total investment to shift.  At the participant's direction, we will automatically rebalance a participant account to return the total investment to the original percentage allocations.  If a participant requests our asset rebalancing service, we will make any necessary transfers on the first day after the end of the policy year.  Asset rebalancing is only available in the accumulation phase.

Frequent Purchases and Redemptions
Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by participants is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive participants who engage in various long-term or passive investment strategies.
We have identified the possibility that participants may attempt to use market timing strategies in connection with Separate Account C, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio's investments. Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.
In light of the risk posed to participants and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend, or change the ability of participants to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
•
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals, and interfund transfer requests received by facsimile, and electronic transfers through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
If a participant attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the participant will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.  However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account C.
Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

EXPENSES
Charges and expenses that exist in connection with the AFMaxx® 457(b) Group Variable Annuity will reduce a participant's investment return.  You should carefully read this section for information about these expenses.
Insurance Charges
We pay all of the operating expenses of Separate Account C, and we deduct insurance charges from each participant account.  We deduct the insurance charges when we calculate the value of the accumulation units.  The insurance charges include:
•	mortality and expense risk;
•	administrative expense; and
•	distribution expense.
Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a portfolio, after expenses are deducted.  This charge compensates us for all the insurance benefits provided by the policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.
Administrative Charge.  The administrative charge for each participant is equal, on an annual basis, to 0.15% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of a participant account invested in a portfolio.  This charge is for all the expenses associated with the policy's administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.
Distribution Expense Charge.  The distribution expense charge for each participant is equal, on an annual basis, to 0.10% of the average daily value of the participant account invested in a portfolio, after portfolio expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of the participant account invested in a portfolio.  This charge compensates us for the costs associated with distributing the policies.
Withdrawal Charge
Any withdrawals made may be subject to a withdrawal charge that compensates us for expenses associated with selling the AFMaxx® 457(b) Group Variable Annuity.  The withdrawal charge is a percentage (up to 8%) of the amount withdrawn, as shown in the Fee Table on page 3.  We calculate the withdrawal charge at the time of each withdrawal.  No withdrawal charge will be applied when a death benefit is paid.
Portfolio Expenses
In addition to the charges discussed above, there are deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.
Taxes
If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to the policy, we will deduct the amount of the tax from the policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.
We will also deduct from the policy any income taxes that we incur as a result of the policy.  Currently, we are not making any such deductions.

WITHDRAWALS
If a policyholder's plan permits, a participant may be allowed to withdraw cash from his or her participant account by redeeming all or part of the accumulation units in his or her participant account at any time during the accumulation period, before we begin making annuity payments.  After we begin making annuity payments, no withdrawals or redemptions may be made.
Any partial withdrawal must be at least $250, although we may make exceptions for unforeseen emergencies, as defined by the plan.  The redemption value of a participant account is equal to the value of the accumulation units in the account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, if applicable, and any taxes due will be deducted from the amount withdrawn before the participant receives it.  We will deduct an equal dollar amount of the money withdrawn pro-rata from each of the participant's investment options. If a participant does not want the withdrawal to come from each of his or her investment options equally, the participant must specify the investment options from which the withdrawals are to be made, using a form we accept.  We reserve the right to distribute the full amount of any participant account that, after a withdrawal, has a value of less than $100.  We will mail any payment within seven calendar days of receiving an acceptable request for withdrawal unless the payment is suspended, deferred, or postponed, as described elsewhere in this document.  Income taxes and certain restrictions may apply to any withdrawal you make.
A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in a participant's account will decrease. The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  A participant's request for withdrawal must be submitted to us in writing on a form we accept. In certain instances, we may require additional documents, such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.  All proper withdrawal requests received before 3:00 p.m., Central Time, will receive same-day pricing.
Payments for accumulation units redeemed will be mailed within seven calendar days after we receive request that is in good order; however, we may delay the mailing of a redemption check for recently purchased accumulation units until such time as the payment check has cleared.  Additionally, we may suspend, defer, or delay payments as described elsewhere in this document.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments or withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of owners.
We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.
DEATH BENEFIT AMOUNT
The death benefit amount will be paid within seven calendar days of receipt of proof of death and proper written instructions, unless we suspend, defer, or postpone payments as described elsewhere in this document.
Death of Participant Before the Annuity Date
If a participant dies prior to the annuity date, the death benefit will be the greater of:  (1) the participant's purchase payments, less any withdrawals and withdrawal charges, or (2) the participant's account value, adjusted for taxes determined as of the valuation period during which we receive both proof of death.

Death of Annuitant After the Annuity Date
If an annuitant dies on or after the annuity date, during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the annuitant's death.
TAXES
The following general tax discussion is not intended as tax advice.  Participants should consult their own tax advisors about their circumstances.  We have included additional information regarding taxes in the Statement of Additional Information.
Tax Treatment of Distributions
The rules of the Internal Revenue Code of 1986, as amended (the "Code"), govern the tax treatment of distributions from an eligible deferred compensation plan described under Section 457(b) of the Code (an "Eligible 457(b) Plan").  The Code generally provides that a participant in a 457(b) Plan sponsored by a governmental entity will not be taxed on any increase in the value of the participant account until a distribution occurs.  Taxes will be due on the amount of any distribution as it is paid to you.  If the distribution is an "eligible rollover distribution" as defined in the Code, we are generally required to withhold 20% of the distribution for federal income tax purposes unless a participant elects to make a direct rollover to an eligible retirement plan.  You should discuss with a tax advisor the tax implications of a distribution before electing to receive a distribution from the Plan.
Distributions
The Code limits distributions from a 457(b) plan.  Distributions can only be made:
•	beginning with the calendar year in which the participant attains age 70½;
•	when a participant has a severance of employment;
•	when a participant dies; or
•	when a participant is faced with an "unforeseeable emergency" (as defined in the plan, pursuant to the Code and Treasury Regulations).
An Eligible 457(b) Plan must meet certain rules concerning required minimum distributions that are set forth in the Code.  These required minimum distributions are required to begin for a participant by the April 1 of the calendar year following the latest to occur of the participant's attainment of age 70½ or the participant's retirement.  The distributions are calculated based on the value of the participant's account and the participant's age.
Diversification
The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract.  We believe that all of the portfolios are being managed in such a way that they comply with the requirements.
Neither the Internal Revenue Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios.  If you are considered the owner of the portfolios' shares, it will result in the loss of the favorable tax treatment for the policy.  It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select.  If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively.  However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.
Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

OTHER INFORMATION
American Fidelity Assurance Company
We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity, and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Separate Account C
We established Separate Account C under Oklahoma insurance law in 2002 to hold the assets that underlie the AFMaxx® 457(b) Group Variable Annuity.  Separate Account C is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is June 4, 2002.  The Separate Account is divided into 10 sub-accounts.
We hold Separate Account C's assets in our name on behalf of Separate Account C, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains, and losses (realized or unrealized) that result from Separate Account C's assets are credited to or charged against Separate Account C without regard to our other income, gains, and losses.  We are obligated to pay all benefits and make all payments under the AFMaxx® 457(b) Group Variable Annuity.
Underwriter
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Legal Proceedings
There are no pending material legal proceedings affecting us, Separate Account C, or American Fidelity Securities, Inc.
Financial Statements
Our financial statements and Separate Account C's financial statements are included in our Statement of Additional Information.  The cover of this prospectus contains information about how to obtain our Statement of Additional Information.

________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

AFMaxx® 457(b) Group Variable Annuity	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
American Funds Insurance Series®	Dreyfus Stock Index Fund, Inc.
BlackRock Variable Series Funds, Inc.	Vanguard® Variable Insurance Fund

Name            ________________________________________________________________
(please print)
Address ________________________________________________________________

________________________________________________________________

________________________________________________________________

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017

This is not a prospectus.  This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2017 for the AFMaxx® 457(b) Group Variable Annuity.
The Prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the Prospectus,

write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	800.662.1113	va.help@americanfidelity.com

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017

i

AFMaxx® 457(b) Group Variable Annuity

issued by

American Fidelity Separate Account C

and

American Fidelity Assurance Company

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2017

GENERAL INFORMATION AND HISTORY OF
 AMERICAN FIDELITY ASSURANCE COMPANY
American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company. The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.
FEDERAL TAX STATUS
NOTE: The following is a description of federal income tax law applicable to annuities in general. You should seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
General
American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the "Code").  For federal income tax purposes, Separate Account C is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.
Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty‑five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

The Treasury Department has issued regulations (including Treas. Reg. § 1.817‑5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.
American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.
The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account C will cause the owner to be treated as the owner of the assets of Separate Account C, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.
The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account C resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.
In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account C.
Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.
Section 457(b) Plan Federal Tax Status
Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.  Because all of the contributions to the participant accounts are made on a pre-tax basis, all distributions will be subject to federal income tax unless the distribution is rolled over to a qualified retirement plan, a Section 403(b) plan, a traditional IRA, another governmental Section 457(b) plan in a direct rollover, or a governmental defined benefit plan to purchase permissive service credits.  A distribution may be converted directly to a Roth IRA, subject to certain restrictions in 408A, but will be subject to federal income tax.  You should seek competent advice about the tax consequences of any distributions.
Income Tax Withholding
All distributions from governmental 457(b) plans except distributions rolled over in a direct rollover are includible in the gross income of the participant when distributed, and will be subject to federal income tax withholding pursuant to Section 3405 of the Code. Generally, federal income tax is withheld from periodic payments at the same rate as wages and at the rate of 10% from non‑periodic payments that are not considered "eligible rollover distributions." The participant may elect not to have taxes withheld or to have withholding done at a different rate unless the distribution is an eligible rollover distribution.  Participants are liable for payment of any federal income tax payable on a distribution and those who elect not to have withholding made or who elect to have withholding done at a different rate are still required to pay the full amount of any tax owed.  Participants may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.  Participants who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.  Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

There is a mandatory 20% withholding for eligible rollover distributions that are eligible for rollover to qualified retirement plans, Section 403(b) plans, traditional IRAs, and governmental Section 457 plans but that are not directly rolled over.  Eligible rollover distributions are any non-periodic distributions that are not: (a) a series of substantially equal periodic payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of ten years or more; (b) distributions which are required minimum distributions; or (c) distributions made in the event of an unforeseeable emergency as defined in regulations issued by the Treasury Department.  An eligible rollover distribution that is distributed to the participant is eligible to be rolled over to an "eligible retirement plan" if the rollover is completed within 60 calendar days of receipt of the eligible rollover distribution by the participant.  An eligible rollover distribution other than a direct rollover is subject to the 20% withholding and any withheld amount not rolled over will be recognized as taxable income.  Any federal income tax withheld will be applied against the participant's federal income tax liability for the year of distribution and is available for refund.  Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.
Penalty Tax on Distributions Attributed to Rollovers
Generally, in addition to ordinary income tax, a penalty equal to 10% of the amount of any payment will apply to any distribution received from the AFMaxx®457(b) Group Variable Annuity to the extent attributable to a rollover from a qualified plan, an IRA, or a 403(b) plan, if received by the participant before the age of 59½, except by reason of death, disability, or as part of a series of payments for life or life expectancy following a separation from service or other exceptions which may apply.
OFFERING OF THE AFMaxx®457(b) GROUP VARIABLE ANNUITY
American Fidelity Separate Account C offers the AFMaxx®457(b) Group Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.
FIXED ANNUITY PAYOUT
The dollar amount of each fixed annuity payment will be at least as great as that determined in accordance with the annuity table that corresponds with the annuity option selected.  The fixed annuity provides an annual guaranteed interest rate on all annuity options.
UNDERWRITER
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account C for 2016, 2015 and 2014 were $60,431, $64,476 and $73,714, respectively.
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account C required by Section 31(a) of the Investment Company Act of 1940 is David R. Carpenter, Executive Vice President and Treasurer, American Fidelity Assurance Company, 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
                The financial statements of American Fidelity Separate Account C and the consolidated financial statements and schedules of American Fidelity Assurance Company and Subsidiaries included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as stated in its reports appearing herein.  KPMG LLP's address is 210 Park Avenue, Suite 2850, Oklahoma City, Oklahoma 73102.  As described in notes 1 and 8 to the consolidated financial statements of American Fidelity Assurance Company and Subsidiaries, effective January 1, 2016, the Company adopted Accounting Standards Update (ASU) 2015-09, Financial Services – Insurance: Disclosures about Short-Duration Contracts.

INVESTMENT CONSULTANT
InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the investment consultant agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account C and American Fidelity Assurance Company.  InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.
American Fidelity Assurance Company pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account C.  In 2016, $14,678 of such compensation was paid to InvesTrust Consulting, LLC; in 2015, $18,882 was paid; and in 2014, no such compensation was paid.
LEGAL OPINION
McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.
FINANCIAL STATEMENTS
Following are the financial statements of Separate Account C and the consolidated financial statements and schedules of American Fidelity Assurance Company and Subsidiaries.  The consolidated financial statements of American Fidelity Assurance Company and Subsidiaries should be considered only as bearing upon the ability of American Fidelity Assurance Company and Subsidiaries to meet their obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account C.

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Statements
December 31, 2016
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors
American Fidelity Assurance Company and
Contract Owners
 American Fidelity Separate Account C:
We have audited the accompanying statements of assets and liabilities of the American Fund International, BR Value Opportunities V.I., BR Basic Value V.I., DR Stock Index, DR Socially Responsible Growth, VG Total Bond Market Index, VG Balanced, VG Capital Growth, VG Total Stock Index, and VG Mid Cap Index segregated subaccounts of American Fidelity Separate Account C (Account C) as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two‑year period then ended, and financial highlights for each of the years or periods in the five‑year period then ended. These financial statements and financial highlights are the responsibility of Account C's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2016, by correspondence with the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account C as of December 31, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two‑year period then ended, and financial highlights for each of the years or periods in the five‑year period then ended, in conformity with U.S. generally accepted accounting principles.
KMPG LLP

Oklahoma City, Oklahoma
 February 17, 2017

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2016
	Segregated subaccounts
	American	BR Value	BR	DR	DR Socially
	Fund	Opportunities	Basic	Stock	Responsible
	International	V.I.	Value V.I.	Index	Growth
Investments:
American Fund International (42,943 shares at
net asset value of $16.82 per share) (cost $820,893)	$722,308	—	—	—	—
Blackrock Value Opportunities V.I. Fund (321,029 shares at net
asset value of $27.93 per share) (cost $6,678,876)	—	8,966,336	—	—	—
Blackrock Basic Value V.I. Fund (562,665 shares at net asset value
of $15.21 per share) (cost $7,728,959)	—	—	8,558,130	—	—
Dreyfus Stock Index Fund (311,221 shares at net asset value
of $45.86 per share) (cost $10,409,791)	—	—	—	14,272,587	—
Dreyfus Socially Responsible Growth Fund, Inc. (31,288 shares
at net asset value of $37.86 per share) (cost $1,015,324)	—	—	—	—	1,184,571
Subscription receivable	441	2,870	3,471	7,736	633
Total assets	722,749	8,969,206	8,561,601	14,280,323	1,185,204

Payable due to related party	88	736	703	1,172	146
Payable for pending investment transactions	350	1,787	2,393	5,993	452
Redemption payable	3	347	375	571	35
Total liabilities	441	2,870	3,471	7,736	633
Net assets	$722,308	8,966,336	8,558,130	14,272,587	1,184,571
Accumulation units outstanding	77,687	286,216	305,338	535,183	49,275
Accumulation unit value	$9.298	31.327	28.028	26.669	24.040

2 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Assets and Liabilities
December 31, 2016
	Segregated subaccounts
			VG	VG	VG
	VG Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Investments:
Vanguard Total Bond Market Index (239,667 shares at net asset
value of $11.77 per share) (cost $2,833,029)	$2,820,881	—	—	—	—
Vanguard Balanced (453,999 shares at net asset value of $23.03
per share) (cost $9,177,481)	—	10,455,592	—	—	—
Vanguard Capital Growth (79,935 shares at net asset value of
$28.36 per share) (cost $1,894,157)	—	—	2,266,964	—	—
Vanguard Total Stock Index (120,244 shares at net asset value of
$34.10 per share) (cost $3,947,492)	—	—	—	4,100,305	—
Vanguard Mid Cap Index (50,952 shares at net asset value of
$21.11 per share) (cost $1,082,508)	—	—	—	—	1,075,604
Subscription receivable	1,197	5,272	1,083	1,509	455
Total assets	2,822,078	10,460,864	2,268,047	4,101,814	1,076,059

Payable due to related party	346	1,286	280	506	133
Payable for pending investment transactions	734	2,730	707	940	292
Redemption payable	117	1,256	96	63	30
Total liabilities	1,197	5,272	1,083	1,509	455
Net assets	$2,820,881	10,455,592	2,266,964	4,100,305	1,075,604
Accumulation units outstanding	212,240	524,393	95,938	376,112	100,428
Accumulation unit value	$13.291	19.938	23.629	10.902	10.710
See accompanying notes to financial statements.

3

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2016
	Segregated subaccounts
	American	BR Value	BR	DR	DR Socially
	Fund	Opportunities	Basic	Stock	Responsible
	International	V.I.	Value V.I.	Index	Growth
Net investment income (loss):
Investment income distribution from underlying mutual fund	$11,458	22,451	122,496	271,284	13,251
Less expenses:
Mortality and risk	7,563	97,219	96,301	167,420	13,346
Administration	907	11,666	11,556	20,090	1,601
Distribution	605	7,778	7,704	13,394	1,068
Total expenses	9,075	116,663	115,561	200,904	16,015
Net investment income (loss)	2,383	(94,212)	6,935	70,380	(2,764)
Realized gains (loss) on investments:
Realized gains distributions from underlying mutual fund	49,808	229,781	191,158	462,742	100,679
Proceeds from sales	10,977	652,645	499,570	1,134,960	48,082
Cost of investments sold	12,228	543,585	493,881	877,938	50,219
Net realized gains (loss) on investments sold	(1,251)	109,060	5,689	257,022	(2,137)
Net realized gains on investments	48,557	338,841	196,847	719,764	98,542
Unrealized appreciation (depreciation) on investments, end of year	(98,585)	2,287,460	829,171	3,862,796	169,247
Unrealized appreciation (depreciation) on investments, beginning of year	(63,995)	914,579	(171,885)	3,339,842	172,027
Change in unrealized appreciation (depreciation) on investments	(34,590)	1,372,881	1,001,056	522,954	(2,780)
Net increase in net assets from operations	$16,350	1,617,510	1,204,838	1,313,098	92,998

4 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Operations
Year ended December 31, 2016
	Segregated subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Net investment income (loss):
Investment income distribution from underlying mutual fund	$62,252	234,368	22,035	53,488	10,936
Less expenses:
Mortality and risk	34,493	119,943	24,269	45,618	10,911
Administration	4,139	14,393	2,912	5,474	1,309
Distribution	2,760	9,596	1,942	3,650	873
Total expenses	41,392	143,932	29,123	54,742	13,093
Net investment income (loss)	20,860	90,436	(7,088)	(1,254)	(2,157)
Realized gains (losses) on investments:
Realized gains distributions from underlying mutual fund	7,417	410,145	48,365	139,465	54,379
Proceeds from sales	176,614	459,232	169,220	242,747	57,043
Cost of investments sold	175,336	432,898	157,044	249,305	60,714
Net realized gains (losses) on investments sold	1,278	26,334	12,176	(6,558)	(3,671)
Net realized gains on investments	8,695	436,479	60,541	132,907	50,708
Unrealized appreciation (depreciation) on investments, end of year	(12,148)	1,278,111	372,807	152,813	(6,904)
Unrealized appreciation (depreciation) on investments, beginning of year	(3,490)	928,928	236,148	(128,870)	(44,366)
Change in unrealized appreciation (depreciation) on investments	(8,658)	349,183	136,659	281,683	37,462
Net increase in net assets from operations	$20,897	876,098	190,112	413,336	86,013
See accompanying notes to financial statements.

5

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2016
	Segregated subaccounts
	American	BR Value	BR	DR	DR Socially
	Fund	Opportunities	Basic	Stock	Responsible
	International	V.I.	Value V.I.	Index	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,383	(94,212)	6,935	70,380	(2,764)
Net realized gains on investments	48,557	338,841	196,847	719,764	98,542
Unrealized appreciation (depreciation) during the year	(34,590)	1,372,881	1,001,056	522,954	(2,780)
Net increase in net assets from operations	16,350	1,617,510	1,204,838	1,313,098	92,998
Net increase (decrease) in net assets from contract transactions	198,905	(76,086)	(32,131)	(152,212)	64,439
Increase in net assets	215,255	1,541,424	1,172,707	1,160,886	157,437
Net assets, beginning of year	507,053	7,424,912	7,385,423	13,111,701	1,027,134
Net assets, end of year	$722,308	8,966,336	8,558,130	14,272,587	1,184,571

6 (continued)

Statements of Changes in Net Assets
Year ended December 31, 2016
	Segregated subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,860	90,436	(7,088)	(1,254)	(2,157)
Net realized gains on investments	8,695	436,479	60,541	132,907	50,708
Unrealized appreciation (depreciation) during the year	(8,658)	349,183	136,659	281,683	37,462
Net increase in net assets from operations	20,897	876,098	190,112	413,336	86,013
Net increase in net assets from contract transactions	196,204	581,661	320,134	549,602	265,266
Increase in net assets	217,101	1,457,759	510,246	962,938	351,279
Net assets, beginning of year	2,603,780	8,997,833	1,756,718	3,137,367	724,325
Net assets, end of year	$2,820,881	10,455,592	2,266,964	4,100,305	1,075,604
See accompanying notes to financial statements.

7

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2015
	Segregated subaccounts
	American	BR Value	BR	DR	DR Socially
	Fund	Opportunities	Basic	Stock	Responsible
	International	V.I.	Value V.I.	Index	Growth
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,624	(47,358)	128,425	53,188	2,179
Net realized gains on investments	25,143	611,572	850,791	616,056	129,230
Unrealized depreciation during the year	(63,364)	(1,198,682)	(1,563,052)	(718,874)	(180,819)
Net decrease in net assets from operations	(35,597)	(634,468)	(583,836)	(49,630)	(49,410)
Net increase (decrease) in net assets from contract transactions	380,315	392,790	(11,176)	(10,986)	75,998
Increase (decrease) in net assets	344,718	(241,678)	(595,012)	(60,616)	26,588
Net assets, beginning of year	162,335	7,666,590	7,980,435	13,172,317	1,000,546
Net assets, end of year	$507,053	7,424,912	7,385,423	13,111,701	1,027,134

8 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2015
	Segregated subaccounts
	VG		VG	VG	VG
	Total Bond	VG	Capital	Total	Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,550	91,689	(7,531)	(6,928)	(2,371)
Net realized gains on investments	4,372	413,364	52,056	82,354	21,066
Unrealized depreciation during the year	(59,651)	(632,663)	(31,838)	(118,876)	(45,410)
Net increase (decrease) in net assets from operations	(31,729)	(127,610)	12,687	(43,450)	(26,715)
Net increase in net assets from contract transactions	264,132	893,805	720,500	523,258	648,054
Increase in net assets	232,403	766,195	733,187	479,808	621,339
Net assets, beginning of year	2,371,377	8,231,638	1,023,531	2,657,559	102,986
Net assets, end of year	$2,603,780	8,997,833	1,756,718	3,137,367	724,325

9 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2015
	Segregated subaccounts
	AC	AC VP	AC VP	AC
	VP	Capital	Income and	VP
	Balanced	Appreciation	Growth	International
Increase (decrease) in net assets from operations:
Net investment loss	$(1,123)	(1,860)	(1,198)	(909)
Net realized gains on investments	207,152	377,216	458,135	184,605
Unrealized depreciation during the year	(216,145)	(418,684)	(480,365)	(181,398)
Net increase (decrease) in net assets from operations	(10,116)	(43,328)	(23,428)	2,298
Net decrease in net assets from contract transactions	(1,414,663)	(2,314,034)	(1,490,912)	(1,148,041)
Decrease in net assets	(1,424,779)	(2,357,362)	(1,514,340)	(1,145,743)
Net assets, beginning of year	1,424,779	2,357,362	1,514,340	1,145,743
Net assets, end of year	$—	—	—	—

10 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Statements of Changes in Net Assets
Year ended December 31, 2015
	Segregated subaccounts
	BR Capital	DR	DR	VG
	Appreciation	International	Technology	Small
	V.I.	Value	Growth	Company
Decrease in net assets from operations:
Net investment income (loss)	$(280)	(1,273)	(722)	(3,660)
Net realized gains (losses) on investments	(8,190)	(227,562)	317,400	1,177,403
Unrealized appreciation (depreciation) during the year	2,918	212,516	(339,739)	(1,306,552)
Decrease in net assets from operations	(5,552)	(16,319)	(23,061)	(132,809)
Net decrease in net assets from contract transactions	(344,082)	(1,602,913)	(880,943)	(4,524,358)
Decrease in net assets	(349,634)	(1,619,232)	(904,004)	(4,657,167)
Net assets, beginning of year	349,634	1,619,232	904,004	4,657,167
Net assets, end of year	$—	—	—	—

11

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	American Fund International
	2016	2015	2014 **	2013	2012
Net assets	$722,308	507,053	162,335	—	—
Accumulation unit value	9.298	9.094	9.642	—	—
Number of accumulation units outstanding	77,687	55,756	16,837	—	—
Investment income as a percent of average net assets (1)	1.89%	2.17%	9.85%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	—	—
Total return (3)	2.24	(5.68)	(3.58)	—	—
	BR Value Opportunities V.I.
	2016	2015	2014	2013	2012
Net assets	$8,966,336	7,424,912	7,666,590	6,945,234	4,802,268
Accumulation unit value	31.327	25.718	27.954	26.968	19.224
Number of accumulation units outstanding	286,216	288,705	274,260	257,534	249,806
Investment income as a percent of average net assets (1)	0.29%	0.90%	0.28%	0.56%	0.49%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	21.81	(8.00)	3.66	40.28	11.85
	BR Basic Value V.I.
	2016	2015	2014	2013	2012
Net assets	$8,558,130	7,385,423	7,980,435	7,039,903	4,936,791
Accumulation unit value	28.028	24.074	25.984	23.994	17.640
Number of accumulation units outstanding	305,338	306,782	307,128	293,398	279,860
Investment income as a percent of average net assets (1)	1.58%	3.15%	3.47%	1.54%	1.89%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	16.42	(7.35)	8.29	36.02	12.35
	DR Stock Index
	2016	2015	2014	2013	2012
Net assets	$14,272,587	13,111,701	13,172,317	11,127,538	8,103,210
Accumulation unit value	26.669	24.235	24.331	21.776	16.743
Number of accumulation units outstanding	535,183	541,034	541,370	511,004	483,990
Investment income as a percent of average net assets (1)	2.02%	1.91%	1.97%	1.87%	2.09%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	10.04	(0.40)	11.73	30.06	14.02
	DR Socially Responsible Growth
	2016	2015	2014	2013	2012
Net assets	$1,184,571	1,027,134	1,000,546	845,715	597,365
Accumulation unit value	24.040	22.110	23.185	20.744	15.674
Number of accumulation units outstanding	49,275	46,456	43,155	40,769	38,111
Investment income as a percent of average net assets (1)	1.24%	1.72%	1.28%	1.20%	0.78%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	8.73	(4.64)	11.77	32.35	10.30
	VG Total Bond Market Index
	2016	2015	2014	2013	2012
Net assets	$2,820,881	2,603,780	2,371,377	2,155,823	2,077,602
Accumulation unit value	13.291	13.167	13.321	12.770	13.267
Number of accumulation units outstanding	212,240	197,757	178,017	168,820	156,603
Investment income as a percent of average net assets (1)	2.26%	2.43%	2.41%	2.58%	2.59%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	0.94	(1.16)	4.32	(3.75)	2.48
	VG Balanced
	2016	2015	2014	2013	2012
Net assets	$10,455,592	8,997,833	8,231,638	6,826,957	5,134,658
Accumulation unit value	19.938	18.232	18.491	17.088	14.469
Number of accumulation units outstanding	524,393	493,520	445,179	399,513	354,868
Investment income as a percent of average net assets (1)	2.44%	2.56%	2.77%	2.34%	2.59%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	9.36	(1.40)	8.21	18.10	10.88

12 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C Financial Highlights December 31
	VG Capital Growth
	2016	2015	2014	2013	2012
Net assets	$2,266,964	1,756,718	1,023,531	598,260	313,820
Accumulation unit value	23.629	21.640	21.405	18.348	13.449
Number of accumulation units outstanding	95,938	81,179	47,817	32,607	23,334
Investment income as a percent of average net assets (1)	1.13%	0.99%	0.78%	1.06%	0.84%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	9.19	1.10	16.66	36.43	13.75
	VG Total Stock Index
	2016	2015	2014 **	2013	2012
Net assets	$4,100,305	3,137,367	2,657,559	—	—
Accumulation unit value	10.902	9.832	9.944	—	—
Number of accumulation units outstanding	376,112	319,095	267,253	—	—
Investment income as a percent of average net assets (1)	1.47%	1.28%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	—	—
Total return (3)	10.88	(1.13)	(0.56)	—	—
	VG Mid Cap Index
	2016	2015	2014 **	2013	2012
Net assets	$1,075,604	724,325	102,986	—	—
Accumulation unit value	10.710	9.785	10.077	—	—
Number of accumulation units outstanding	100,428	74,027	10,220	—	—
Investment income as a percent of average net assets (1)	1.25%	1.09%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	—	—
Total return (3)	9.45	(2.90)	0.77	—	—
	AC VP Balanced
	2016	2015	2014	2013	2012
Net assets	$—	—	1,424,779	1,426,738	1,179,933
Accumulation unit value	—	—	21.126	19.251	16.875
Number of accumulation units outstanding	—	—	67,443	73,086	69,920
Investment income as a percent of average net assets (1)	—%	—%	5.30%	1.59%	2.04%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	*	*	8.22	15.68	10.14
	AC VP Capital Appreciation
	2016	2015	2014	2013	2012
Net assets	$—	—	2,357,362	2,171,874	1,547,364
Accumulation unit value	—	—	34.336	32.231	24.990
Number of accumulation units outstanding	—	—	68,656	67,385	61,919
Investment income as a percent of average net assets (1)	—%	—%	0.83%	—%	—%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	*	*	6.53	28.98	14.28
	AC VP Income and Growth
	2016	2015	2014	2013	2012
Net assets	$—	—	1,514,340	1,324,977	933,297
Accumulation unit value	—	—	22.963	20.720	15.486
Number of accumulation units outstanding	—	—	65,946	63,948	60,269
Investment income as a percent of average net assets (1)	—%	—%	2.04%	2.23%	2.15%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	*	*	10.83	33.80	13.04
	AC VP International
	2016	2015	2014	2013	2012
Net assets	$—	—	1,145,743	1,216,147	935,840
Accumulation unit value	—	—	20.044	21.532	17.856
Number of accumulation units outstanding	—	—	57,162	56,480	52,411
Investment income as a percent of average net assets (1)	—%	—%	1.62%	1.62%	0.81%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	*	*	(6.91)	20.59	19.36

13 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Financial Highlights
December 31
	BR Capital Appreciation V.I.
	2016	2015	2014	2013	2012
Net assets	$—	—	349,634	228,880	119,193
Accumulation unit value	—	—	17.747	16.562	12.563
Number of accumulation units outstanding	—	—	19,701	13,820	9,488
Investment income as a percent of average net assets (1)	—%	—%	6.48%	—%	0.95%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	*	*	7.16	31.83	12.15
	DR International Value
	2016	2015	2014	2013	2012
Net assets	$—	—	1,619,232	1,871,143	1,466,400
Accumulation unit value	—	—	16.271	18.215	15.033
Number of accumulation units outstanding	—	—	99,515	102,727	97,544
Investment income as a percent of average net assets (1)	—%	—%	1.60%	1.99%	2.86%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	*	*	(10.67)	21.17	10.99
	DR Technology Growth
	2016	2015	2014	2013	2012
Net assets	$—	—	904,004	939,577	655,737
Accumulation unit value	—	—	22.568	21.446	16.392
Number of accumulation units outstanding	—	—	40,057	43,812	40,003
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	*	*	5.23	30.83	13.90
	VG Small Company
	2016	2015	2014	2013	2012
Net assets	$—	—	4,657,167	4,782,248	2,994,440
Accumulation unit value	—	—	21.464	21.076	14.599
Number of accumulation units outstanding	—	—	216,975	226,904	205,111
Investment income as a percent of average net assets (1)	—%	—%	4.64%	0.64%	0.23%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	*	*	1.84	44.37	12.94
	Dual Strategy Fund
	2016	2015	2014	2013	2012
Net assets	$—	—	—	2,255,351	1,620,947
Accumulation unit value	—	—	—	19.773	15.148
Number of accumulation units outstanding	—	—	—	114,060	107,010
Investment income as a percent of average net assets (1)	—%	—%	13.88%	1.27%	1.08%
Expenses as a percent of average net assets (2)	—	—	1.50	1.50	1.50
Total return (3)	—	—	***	30.53	14.65
*	These segregated subaccounts were closed as an investment option on January 20, 2015.
**	This segregated subaccount was added as an investment option on December 1, 2014. Investment income and expense ratios are annualized and total return is not annualized.
***	Total return is not presented as this segregated subaccount was terminated on November 26, 2014.
(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual
	fund divided by the average net assets.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and
	administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to
	contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflects deductions for all items included in the
	expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the
	calculation would result in a reduction in the total return presented.
See accompanying notes to financial statements.

14

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2016
(1)	Summary of Significant Accounting Policies
(a)	General
American Fidelity Separate Account C (Account C) is a separate account of American Fidelity Assurance Company (AFA) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account C was June 4, 2002; however, no purchases occurred until operations commenced in September 2002. Account C is an investment company and applies the specialized accounting and reporting guidance in ASC Topic 946 Financial Services – Investment Companies.
The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).
One of Account C's subaccounts, the American Fidelity Dual Strategy Fund, Inc., was a mutual fund sponsored by AFA. On November 26, 2014, the American Fidelity Dual Strategy Fund, Inc. was substituted with the Vanguard Total Stock Market Index Fund. Two new sub-accounts, American Fund International and Vanguard Mid-Cap Index, were added on December 1, 2014. Eight sub-accounts were closed on January 20, 2015.
(b)	Investments
Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade‑date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex‑distribution date.
Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.
Account C groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 – quoted prices in active markets for identical securities. Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 – significant unobservable inputs (including Account C's own assumptions used to determine the fair value of investments). There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2016

The following table summarizes the inputs used to value Account C's net assets as of December 31, 2016:
(c)	Income Taxes
Account C is not taxed separately because the operations of Account C are part of the total operations of AFA. AFA files its federal income tax returns, under sections of the Internal Revenue Code (the Code) applicable to life insurance companies, as part of the American Fidelity Corporation and Subsidiaries consolidated federal income tax returns. Account C will not be taxed as a "regulated investment company" under subchapter M of the Code. Based on this, no charge is being made currently to Account C for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Account C recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes. Account C has no unrecognized tax positions at December 31, 2016.
As of December 31, 2016, Account C has no accrued interest and penalties related to unrecognized tax positions. Account C would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.
The tax years 2013 through 2016 remain open to examination by the major taxing jurisdictions to which Account C is subject. Account C, as part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.
(d)	Annuity Reserves
Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.

16 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2016

If additional reserves are required, AFA reimburses Account C. At December 31, 2016, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account C held no annuity reserves at December 31, 2016.
(e)	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
(2)	Variable Annuity Contracts
AFA manages the operations of Account C and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum).
During the accumulation period, contract owners may partially or totally withdraw from Account C by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% in policy years one through five to 0% beginning in policy year eleven. All such fees were paid to AFA.
(3)	Unit Activity from Contract Transactions
Transactions in units for each segregated subaccount for the years ended December 31, 2016 and 2015 were as follows:

17 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2016

18 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2016

19 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2016

20 (continued)

AMERICAN FIDELITY SEPARATE ACCOUNT C
Notes to Financial Statements
December 31, 2016
(4)	Subsequent Events
Account C has evaluated subsequent events requiring adjustments or disclosure in the financial statements through February 17, 2017 the date the financial statements were issued.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Financial Statements
December 31, 2016 and 2015
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors
American Fidelity Assurance Company:

We have audited the accompanying consolidated balance sheets of American Fidelity Assurance Company and subsidiaries (the Company) as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), stockholder's equity, and cash flows for each of the years in the three‑year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules III and IV. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Fidelity Assurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three‑year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As described in notes 1 and 8 to the consolidated financial statements, effective January 1, 2016, the Company adopted Accounting Standards Update (ASU) 2015-09, Financial Services – Insurance: Disclosures about Short-Duration Contracts.
/s/KPMG LLP
Oklahoma City, Oklahoma
April 17, 2017

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2016 and 2015
(In thousands)
Assets	2016	2015
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of
$3,167,259 and $3,024,277 in 2016 and 2015, respectively)	$3,223,671	3,066,237
Equity securities available-for-sale, at fair value:
Preferred stocks (cost of $211 in 2016 and 2015)	573	251
Common stocks (cost of $22,931 and $24,067 in
2016 and 2015, respectively)	23,170	24,231
Trading investments	790,013	746,194
Mortgage loans on real estate, net	438,176	389,348
Investment real estate, at cost (less accumulated depreciation of
$6,293 and $4,899 in 2016 and 2015, respectively)	37,028	38,295
Policy loans	53,218	52,674
Short-term and other investments	1,039	775
	4,566,888	4,318,005
Cash and cash equivalents	144,332	175,780
Accrued investment income	40,161	39,991
Accounts receivable:
Uncollected premiums	64,084	61,988
Reinsurance receivable	1,024,307	1,032,688
Other	20,551	15,237
	1,108,942	1,109,913
Deferred policy acquisition costs	584,217	549,370
Other assets	99,918	85,467
Separate Accounts' assets	648,034	558,315
Total assets	$7,192,492	6,836,841

2 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Balance Sheets
December 31, 2016 and 2015
(In thousands)
Liabilities and Stockholder's Equity	2016	2015
Policy liabilities:
Reserves for future policy benefits:
Life and annuity	$1,060,845	1,047,868
Accident and health	828,153	785,194
Unearned premiums	7,986	7,554
Benefits payable	194,482	190,925
Funds held under deposit administration contracts	1,739,996	1,625,309
Other policy liabilities	121,379	127,421
	3,952,841	3,784,271
Other liabilities:
Funds withheld under reinsurance contract	732,349	737,412
Derivative in funds withheld under reinsurance contract	76,710	42,246
Deferred income tax liability	132,693	113,408
General expenses, taxes, licenses and fees payable,
and other liabilities	157,785	152,141
	1,099,537	1,045,207
Notes payable	510,366	535,986
Capital lease obligation	44,651	45,004
Separate Accounts' liabilities	648,034	558,315
Total liabilities	6,255,429	5,968,783
Stockholder's equity:
Common stock, par value $10 per share. Authorized, issued,
and outstanding, 250,000 shares	2,500	2,500
Additional paid-in capital	31,538	31,538
Accumulated other comprehensive income	34,613	25,841
Retained earnings	868,412	808,179
Total stockholder's equity	937,063	868,058
Commitments and contingencies (notes 7, 8, 10, 12, 13 and 15)
Total liabilities and stockholder's equity	$7,192,492	6,836,841
See accompanying notes to consolidated financial statements.

3

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Income
Years ended December 31, 2016, 2015 and 2014
(In thousands, except per share amounts)
	2016	2015	2014
Insurance revenues:
Premiums:
Life and annuity	$95,192	88,919	86,560
Accident and health	719,610	686,802	662,652
	814,802	775,721	749,212
Investment revenues:
Net investment income	134,959	131,478	123,641
Realized investment gains (losses)	53,350	(65,940)	68,560
Impairment losses recognized in earnings	(157)	—	(334)
	188,152	65,538	191,867
Other revenues, net	19,181	20,894	21,162
Total revenues	1,022,135	862,153	962,241
Benefits:
Benefits paid or provided:
Life and annuity	33,985	27,454	30,289
Accident and health	347,811	336,654	339,889
Interest credited to funded contracts	58,233	56,038	45,885
Change in reserves for future policy benefits:
Life and annuity (net of change in reinsurance
reserves ceded of $(10,083), $(7) and $4,965
in 2016, 2015 and 2014, respectively)	23,060	21,341	11,978
Accident and health (net of change in reinsurance
reserves ceded of $(7,663), $4,357 and
$12,651 in 2016, 2015 and 2014, respectively)	50,885	33,381	25,046
Change in fair value of derivative in funds withheld
under reinsurance contract	34,464	(73,955)	64,566
	548,438	400,913	517,653
Expenses:
Selling costs	156,600	159,637	145,855
Other operating, administrative, and general expenses	166,039	158,521	145,647
Taxes, other than federal income taxes, and licenses
and fees	30,709	27,423	26,875
Net increase in deferred policy acquisition costs	(36,200)	(39,733)	(38,241)
	317,148	305,848	280,136
Total benefits and expenses	865,586	706,761	797,789
Income before income tax expense	156,549	155,392	164,452
Income tax expense:
Current	36,755	43,313	36,575
Deferred	14,561	4,806	13,282
	51,316	48,119	49,857
Net income	$105,233	107,273	114,595
Basic net income per share	$421	429	458
See accompanying notes to consolidated financial statements.

4

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)
Years ended December 31, 2016, 2015 and 2014
(In thousands)
	2016	2015	2014
Net income	$105,233	107,273	114,595
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on investments available-for-sale:
Unrealized holding gains (losses) arising during period	29,154	(106,265)	149,784
Less reclassification adjustment for gains included
in net income	(14,462)	(8,746)	(3,760)
Plus other-than-temporary impairment losses
recognized in earnings	157	—	334
Effect on deferred policy acquisition cost	(1,353)	12,730	(12,000)
Other comprehensive income (losses), before tax	13,496	(102,281)	134,358
Income tax (expense) benefit related to items of other
comprehensive income (losses)	(4,724)	35,798	(47,025)
Other comprehensive income (loss), net of tax	8,772	(66,483)	87,333
Total comprehensive income	$114,005	40,790	201,928
See accompanying notes to consolidated financial statements.
5

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Stockholder's Equity
Years ended December 31, 2016, 2015 and 2014
(In thousands)
			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder's
	stock	capital	income	earnings	equity
Balance, December 31, 2013	$2,500	31,538	4,991	656,311	695,340
Net income	—	—	—	114,595	114,595
Other comprehensive income	—	—	87,333	—	87,333
Dividends paid	—	—	—	(35,000)	(35,000)
Balance, December 31, 2014	2,500	31,538	92,324	735,906	862,268
Net income	—	—	—	107,273	107,273
Other comprehensive loss	—	—	(66,483)	—	(66,483)
Dividends paid	—	—	—	(35,000)	(35,000)
Balance, December 31, 2015	2,500	31,538	25,841	808,179	868,058
Net income	—	—	—	105,233	105,233
Other comprehensive income	—	—	8,772	—	8,772
Dividends paid	—	—	—	(45,000)	(45,000)
Balance, December 31, 2016	$2,500	31,538	34,613	868,412	937,063
See accompanying notes to consolidated financial statements.

6

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2016, 2015 and 2014
(In thousands)
	2016	2015	2014
Cash flows from operating activities:
Net income	$105,233	107,273	114,595
Adjustments to reconcile net income to net cash provided
by operating activities:
Provision for depreciation	3,590	3,985	3,517
Accretion of discount on investments	(2,644)	(1,523)	(2,577)
Realized gains on investments	(20,362)	(8,952)	(4,368)
Net purchases, sales, and maturities of trading
investments	(2,503)	10,598	(8,675)
Net increase in deferred policy acquisition costs	(36,200)	(39,733)	(38,241)
Increase in accrued investment income	(170)	(1,399)	(977)
Change in accounts receivable	971	(4,643)	(8,024)
Increase in other assets, net of realized gains or losses	(16,646)	(7,722)	(1,565)
Increase in policy liabilities	59,925	62,490	61,978
Interest credited on deposit and other investment-type
contracts	58,233	56,038	45,885
Charges on deposit and other investment-type contracts	(11,758)	(11,424)	(9,087)
Change in general expenses, taxes, licenses
and fees payable, funds withheld under reinsurance
contract and other liabilities	581	16,624	(28,302)
Change in fair value of derivative in funds withheld
under reinsurance contract	34,464	(73,955)	64,566
Net change in fair value of trading investments	(32,988)	74,892	(64,192)
Provision for other than temporarily impaired investments	157	—	334
Deferred income taxes	14,561	4,806	13,282
Total adjustments	49,211	80,082	23,554
Net cash provided by operating activities	154,444	187,355	138,149
Cash flows from investing activities:
Sale, maturity, or repayment of investments:
Fixed maturities available-for-sale	698,300	323,466	264,107
Equity securities available-for-sale	2,514	1,388	4,838
Mortgage loans on real estate	50,247	52,011	69,147
Real estate	—	108	—
Net change in short-term and other investments	(264)	(276)	43
Purchase of investments:
Fixed maturities available-for-sale	(826,268)	(547,263)	(383,017)
Equity securities available-for-sale	(1,378)	(1,388)	(1,531)
Mortgage loans on real estate	(99,568)	(90,694)	(83,690)
Real estate	(128)	—	(412)
Net change in policy loans	(544)	(746)	(7,952)
Net cash used in investing activities	(177,089)	(263,394)	(138,467)

7 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2016, 2015 and 2014
(In thousands)
	2016	2015	2014
Cash flows from financing activities:
Dividends paid to parent	$(45,000)	(35,000)	(35,000)
Proceeds from notes payable	105,000	25,000	130,000
Repayment of notes payable	(130,620)	(25,594)	(130,568)
Repayment of capital lease obligation	(353)	(295)	(246)
Deposits to deposit and other investment-type contracts	172,741	265,657	145,798
Withdrawals from deposit and other investment-type contracts	(110,571)	(111,784)	(98,770)
Net cash (used in) provided by financing activities	(8,803)	117,984	11,214
Net change in cash and cash equivalents	(31,448)	41,945	10,896
Cash and cash equivalents, beginning of year	175,780	133,835	122,939
Cash and cash equivalents, end of year	$144,332	175,780	133,835
Supplemental disclosure of cash flow information:
Cash paid during the year for:
Interest on notes payable	$16,759	17,852	18,473
Federal income taxes, net of refunds received	38,655	46,765	39,575
Supplemental disclosure of noncash investing and
financing activities:
Change in net unrealized holding gains (losses) on investments available-for-sale, net of deferred tax benefit (expense)
of $(5,198), $40,254, and $(51,225) in 2016, 2015
and 2014, respectively	$9,651	(74,757)	95,133
Effect on deferred policy acquisition cost from change in
net unrealized holding gains (losses) on investments available-
for-sale, net of deferred tax benefit (expense) of
$474, $(4,456), and $4,200 in 2016, 2015 and 2014,
respectively	(879)	8,274	(7,800)
Change in capital lease asset and obligation due to
lease modification	—	—	16,612
See accompanying notes to consolidated financial statements.

8

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

(1)	Business Description and Significant Accounting Policies
(a)	Business
American Fidelity Assurance Company and Subsidiaries (AFA or the Company) provide a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.
AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico and Guam, with approximately 39% of direct premiums written in Oklahoma, Texas and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA's sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax‑sheltered annuities, life insurance, dread disease and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States and Latin America.
(b)	Basis of Presentation and Principles of Consolidation
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP), which vary in some respects from statutory accounting practices prescribed or permitted by state insurance departments (note 2). The consolidated financial statements include the accounts and operations of AFA and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.
(c)	Use of Estimates
Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in conformity with U.S. GAAP. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management believes its estimates and assumptions to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in the period in which they occur. Principal estimates that could change in the future are the fair value of investments, whether an available‑for‑sale security is other‑than‑temporarily impaired, and the actuarial assumptions used in establishing deferred policy acquisition costs and policy liabilities.

9 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

(d)	Investments
The investment portfolio includes fixed maturities, equity securities, mortgage loans, real estate, policy loans and short‑term and other investments. Management records investments on the trade date and determines the appropriate classification of investments at the time of purchase. Held‑to‑maturity debt securities are those securities that management has the intent and the Company has the ability at the time of purchase to hold until maturity, and they are carried at amortized cost. Trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Investments held for indefinite periods of time and not intended to be held-to-maturity or for trading are classified as available‑for‑sale and carried at fair value. All of the Company's investments are classified as available‑for‑sale or trading.
The effects of unrealized holding gains and losses on trading securities are included in the accompanying consolidated statements of income. The effects of unrealized holding gains and losses on securities available‑for‑sale are reported in the accompanying consolidated statements of comprehensive income (loss). Transfers of securities between categories are recorded at fair value at the date of transfer.
Short‑term investments are reported at amortized cost, which approximates fair value. Equity securities (common and nonredeemable preferred stocks) are reported at fair value. Mortgage loans on real estate are reported at the unpaid balance less an allowance for possible losses. Investments in real estate are carried at cost less accumulated depreciation. Investments in real estate, excluding land, are depreciated on a straight‑line basis using an estimated life of no more than 39 years. Policy loans are reported at the unpaid balance.
Realized gains and losses on disposal of investments are determined on a specific‑identification basis and are included in the accompanying consolidated statements of income.
Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the effective‑interest method. Such amortization and accretion is included in the net investment income line item in the consolidated statements of income. Investment income from asset‑backed, loan‑backed, structured securities and mortgage loans is recognized based on the constant effective‑yield method, which includes an adjustment for estimated principal prepayments, if any. The effective yield used to determine amortization for securities subject to prepayment risk is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely accepted securities data provider. Dividend and interest income are recognized when earned. Rental income on real estate is recognized on a straight‑line basis over the lease term.
Accrual of income is suspended on fixed maturities or mortgage loans that are in default. Interest income on investments in default is recognized only when payments are received. Investments included in the consolidated balance sheets that were not income producing for the preceding twelve months were not material.
To maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe the Company has any significant concentrations of credit risk in its investments.

10 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The Company limits its risk by investing in fixed maturities and equity securities of investment‑grade rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. The Company does not purchase fixed maturities that are below investment‑grade; however, certain securities have dropped below investment‑grade after they were acquired. Certain fixed maturities are guaranteed by the United States government. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the creditworthiness of the mortgagees and/or tenants and independent appraisals.
One of the significant considerations related to available‑for‑sale securities is the evaluation of impairments on investments. In the assessment to determine if a decline in the estimated fair value of any given security is other‑than‑temporary, management evaluates the following factors: (1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; (2) the recoverability of principal and interest for fixed maturity securities, or cost for equity securities; (3) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities, or cost for equity securities; and (4) the financial condition of the issuer, including near‑term and long‑term prospects, the relevant industry conditions and trends, and implications of rating agency actions and offering prices.
If management determines that a decline in the value of an equity security is other‑than‑temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss in the period such a determination was made. For debt securities, the amount of the other-than-temporary-impairment (OTTI) recognized in earnings depends on whether the Company intends to sell or more likely than not will be required to sell the security before recovery. If either one of these criteria is met, the OTTI recognized in earnings is equal to the entire difference between the security's amortized cost and its estimated fair value at the impairment measurement date. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss recognized in earnings at an amount equal to the difference between the amortized cost and the present value of anticipated cash flows, and a noncredit loss recognized in other comprehensive income for any difference between the fair value and the net present value of anticipated cash flows. Any subsequent recoveries in value, other than amounts accreted to the expected recovery amount, are recognized at disposition.
The risks inherent in assessing the impairment of an investment include the risk that market factors may differ from the Company's projections and the risk that facts and circumstances factored into the Company's assessment may change with time and may lead to a different impairment conclusion in future periods.
(e)	Fair Value Measurements
In accordance with guidance on fair value measurements and disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The levels are as follows:
•	Level 1 inputs are quoted prices in active markets for identical securities
•	Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

11 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
•	Level 3 inputs are significant unobservable inputs (including the Company's own assumptions used to determine the fair value of investments).
(f)	Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
(g)	Recognition of Premium Revenue and Related Costs
Revenues from life, payout annuity (with life contingencies), and long‑duration accident and health policies represent premiums recognized when due from policyholders and are included in life and annuity, and accident and health premiums. Premiums related to short‑duration accident and health policies are recognized over the applicable premium‑paying period. Expenses are associated with earned premiums to result in recognition of profits over the life of the policies. Expenses include benefits paid to policyholders and the change in the reserves for future policy benefits. The Company's earnings related to annuity products are impacted by conditions in the overall interest rate environment.
Revenues from accumulation policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally surrender charges. Policyholder account balances for accumulation annuities consist of premiums received, plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as funds held under deposit administration contracts. Expenses for accumulation annuities represent interest credited to policyholder account balances.
Revenues from universal life policies, which are included in other revenues, represent amounts assessed against policyholders. Such assessments are principally mortality charges, surrender charges and policy service fees. Policyholder account balances consist of premiums received plus credited interest, less accumulated policyholder assessments. Policyholder account balances are reported in the consolidated balance sheets as other policy liabilities. Expenses include interest credited to policyholder account balances and benefits in excess of account balances returned to policyholders.
(h)	Policy Acquisition Costs
The Company defers acquisition costs that are directly related to the successful acquisition of business. Direct costs deferred consist principally of field sales compensation, commissions, and underwriting and issue costs. Deferred costs associated with life policies are amortized (with interest) over the anticipated premium‑paying period of the policies using assumptions that are consistent with the assumptions used to calculate policy reserves. Deferred costs associated with annuities and universal life policies are amortized over the life of the policies at a constant rate based on the present value of the estimated gross profit to be realized. Deferred costs related to accident and health insurance policies are amortized over the anticipated premium‑paying period of the policies based on the Company's experience. Deferred policy acquisition costs (DAC) are subject to recoverability testing at the time of policy issue and at the end of each accounting period, and are written off if determined to be unrecoverable. As part of the required accounting for unrealized gains and losses, the Company also adjusts DAC to recognize the adjustment as if the unrealized gains and losses from securities classified as available‑for‑sale had been realized.

12 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
(i)	Policy Liabilities
Reserves for future policy benefits are comprised of both life and annuity products and accident and health products. Life and annuity policy reserves are primarily calculated using the net level reserve method. The net level reserve method includes assumptions as to future investment yields, withdrawal rates, mortality rates and other assumptions based on the Company's experience. These assumptions are modified as necessary to reflect anticipated trends and include provisions for possible adverse deviation.
The reserves for accident and health products are calculated in multiple ways. Cancer, critical illness and accident only policy reserves are calculated using the net level reserve method described above. Disability claim reserves are determined using case-basis evaluations and statistical analyses. Other accident and health claim reserves are determined using development methods on aggregate blocks of business. Accident and health claim reserves are then segregated into reserves for future policy benefits and benefits payable.  Cancer and disability claim reserves are discounted at 4.25% at December 31, 2016 and 2015. The discount rate used is based on the yield of assets supporting the blocks of business. The estimates are periodically reviewed, and as adjustments become necessary, they are reflected in current valuations.  Although the reserves are the Company's best estimate of the ultimate value, actual results may vary from these estimates.
Funds held under deposit administration contracts represent the contract value that has accrued to the benefit of the policyholders related to investment-type contracts. These are generally equal to the accumulated deposits, plus interest credited, reduced by withdrawals, payouts, and accumulated policyholder assessments. The range of interest being credited to these contracts varies from 0.81% to 9.80%.

(j)	Reinsurance
The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the consolidated balance sheet on a gross basis and precludes immediate gain recognition on reinsurance contracts.
(k)	Income Taxes
Income taxes are accounted for under the asset and liability method as prescribed by the applicable accounting standards. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes and measures unrecognized income tax positions as prescribed by the applicable accounting standards for income taxes. The accounting guidance clarifies the accounting for unrecognized income tax positions in an enterprise's consolidated financial statements and requires that realization of an unrecognized income tax position must be "more likely than not" (i.e., greater than 50% likelihood of receiving a benefit) before it can be recognized in the consolidated financial statements. Further, the guidance prescribes the benefit to be recorded in the consolidated financial

13 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
statements as the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current tax laws. The Company recognizes any interest accrued in interest expense and any penalties accrued in operating expense that relate to unrecognized income tax positions.
(l)	Capital Lease Assets and Equipment
Capital lease assets and equipment, which are included in other assets, are stated at cost less accumulated depreciation and are depreciated on a straight‑line basis using estimated lives of three to ten years for equipment and the shorter of the useful life of the capital lease asset or the lease term of 20 years. The balance of the capital lease asset and equipment at December 31, 2016 and 2015, was approximately $38,265,000 and $39,919,000, respectively.  Additions, renewals, and betterments are capitalized. Expenditures for maintenance and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation is eliminated and any related gain or loss is included in income.
(m)	Company‑Owned Life Insurance
The Company is the owner of three single premium insurance policies and one group variable life insurance policy for certain current executives of the Company, where the Company is the beneficiary. These policies, accounted for using the investment method, were purchased in 2010 and 2014.  The policies are recorded in other assets at their net cash surrender values, as reported by the four issuing insurance companies, whose Standard & Poor's financial strength ratings are AA+ for the single premium insurance policies and A for the group variable life insurance policy. The net cash surrender values totaled approximately $33,896,000 and $32,929,000 as of December 31, 2016 and 2015, respectively, and are included in other assets. The face value (death benefit) of the life insurance policies underlying the contracts was approximately $80,510,000 and $80,511,000 as of December 31, 2016 and 2015, respectively.
(n)	Separate Accounts
The Company maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A), American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account A, Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of Account A, Account B, and Account C are segregated from the Company's assets. The assets are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.

14 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The following table summarizes the inputs used to value the separate accounts' net assets as of December 31 (in thousands):
There were no transfers of securities between levels during the years.
(o)	Basic Net Income per Share
Basic net income per share is based on the weighted average number of shares outstanding. During the years ended December 31, 2016, 2015 and 2014, the weighted average number of shares outstanding was 250,000. There are no dilutive shares outstanding.
(p)	Derivative in Funds Withheld under Reinsurance Contract
The Company follows the applicable accounting guidance on embedded derivatives related to modified coinsurance arrangements. The Company's funds withheld under reinsurance contract contains an embedded derivative, which requires bifurcation and separate accounting under the guidance. At December 31, 2016 and 2015, the balance of the funds withheld under reinsurance contract was approximately $732,349,000 and $737,412,000, respectively. The identified embedded derivative closely resembles a total return swap. A valuation model was developed to arrive at an estimate of the fair value of the embedded derivative that uses various assumptions regarding future cash flows under the affected reinsurance contract. The assumptions for the value of the derivative include the difference between the book and market value of the underlying investment portfolio and the present value of the future Interest Maintenance Reserve (IMR) amortization. The LIBOR/swap curve is used to calculate the present value of the future IMR amortization using rates published by LIBOR and the U.S. Federal Reserve on the last day of each quarter.
The change in the embedded derivative for the years ended December 31, 2016, 2015 and 2014 of approximately $(34,464,000), $73,955,000 and $(64,566,000), respectively, is included in the consolidated statements of income as the change in the fair value of derivative in funds withheld under reinsurance contract.
(q)	Reclassification
Certain prior year amounts have been reclassified to conform to the current year presentation.
(r)	New Accounting Pronouncements
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows: Restricted Cash (a consensus of the FASB Emerging Issues Task Force). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents be included with cash

15 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. ASU No. 2016-18 is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and applied on a retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of adoption of this guidance on the consolidated statements of cash flows.
In October 2016, the FASB issued ASU No. 2016-16, Income Taxes: Intra-Entity Transfers of Assets Other Than Inventory, and requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The guidance is effective for public business entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods, with early adoption is permitted. The Company is currently evaluating the impact of adoption of this guidance on the financial position, results of operations, or disclosures.
In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The guidance provides financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held.  The guidance also replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.  The standard is effective for annual and interim periods in fiscal years beginning after December 15, 2019.  Early adoption of the standard is permitted for annual and interim periods in fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of the new standard on the consolidated financial position and results of operations.
In February 2016, the FASB issued ASU No. 2016-02, Leases. This new standard establishes a comprehensive new lease accounting model. The new standard clarifies the definition of a lease, requires a dual approach to lease classification similar to current lease classifications, and causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease term of more than twelve months. The standard is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted.   The Company is currently evaluating the impact of the new standard on the consolidated financial position and results of operations.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities.  ASU No. 2016-01, among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total

16 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi), requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements and (viii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale. ASU No. 2016-01 will be effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company is currently evaluating the impact of the new standard on the consolidated financial position and results of operations.
In May 2014, the FASB issued guidance in ASU No. 2014-09, Revenue from Contracts with Customers, outlining a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers.  This guidance requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  Additionally, this guidance expands related disclosure requirements.  In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, which deferred the effective date of the new revenue recognition standard for one year. This guidance is effective for reporting periods beginning after December 15, 2017.  The Company is currently evaluating the impact this guidance will have on the consolidated financial position and results of operations.
(s)	Recently Adopted Accounting Pronouncement
In May 2015, the FASB issued ASU No. 2015-09, Financial Services – Insurance: Disclosures about Short-Duration Contracts.  ASU No. 2015-09 expands the disclosures an insurance entity would provide about its short duration contracts. The disclosure about the liability for unpaid claims and claim adjustment expenses is intended to increase the transparency of significant estimates made in the measuring of those liabilities and provide insight into an insurance entity's ability to underwrite and anticipate costs associated with claims. The Company adopted this guidance as of December 31, 2016.  The adoption did not have an impact on the Company's consolidated financial statements other than the expanded disclosure in note 8.
(2)	Statutory Financial Information
The Company is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare statutory financial statements differ from financial statements prepared on the basis of U.S. GAAP. The Company reported statutory net income for the years ended December 31, 2016, 2015 and 2014 of approximately $76,434,000, $75,367,000 and $69,252,000, respectively. The Company reported statutory capital and surplus at December 31, 2016 and 2015 of approximately $414,602,000 and $408,498,000, respectively.
Retained earnings of the Company are restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the state insurance department, dividends that can be paid by the Company are generally limited to the greater of (a) 10% of statutory capital and surplus, or (b) the statutory net gain from operations. These limitations are based on the amounts reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2017, is approximately $74,850,000, which is the statutory net gain from operations at December 31, 2016.

17 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

(3)	Investments
Investment income for the years ended December 31 is summarized below (in thousands):
Net realized gains (losses) and the changes in unrealized gains (losses) on investments for the years ended December 31 are as follows (in thousands):
Included in the above realized gains (losses) is the (increase) decrease in the allowance for possible losses on mortgage loans of approximately $(493,000), $(387,000) and $(145,000) in 2016, 2015 and 2014, respectively.
The gross unrealized holding gains on equity securities available‑for‑sale were approximately $610,000, $213,000 and $334,000 in 2016, 2015 and 2014, respectively. The gross unrealized holding losses on equity securities available‑for‑sale were approximately $9,000 in 2016 and 2015, and $3,000 in 2014.

18 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The amortized cost and estimated fair value of investments in fixed maturities available‑for‑sale are as follows (in thousands):

19 (contnued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The amortized cost and estimated fair value of investments in fixed maturities available‑for‑sale at December 31, 2016 are shown below (in thousands) by effective maturity. Expected maturities will differ from effective maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of investments in fixed maturities available‑for‑sale were approximately $217,793,000, $112,898,000 and $114,092,000 in 2016, 2015 and 2014, respectively. Gross gains of approximately $10,238,000, $6,372,000 and $4,911,000 were realized in 2016, 2015 and 2014, respectively. Gross losses of approximately $65,000, $1,832,000 and $2,556,000 were realized on those sales in 2016, 2015, and 2014, respectively. In addition, the Company realized net gains of approximately $4,289,000, $4,206,000 and $1,405,000 during 2016, 2015 and 2014, respectively, on investments in fixed maturities that were called or prepaid. During 2016, the Company had certain securities that were other-than-temporarily impaired, related to credit risk which created losses of approximately $157,000.  During 2015, the Company had no securities that were other-than-temporarily impaired.  During 2014, the Company had certain securities that were other‑than‑temporarily impaired related to credit risk which created losses of approximately $334,000.
The Company's common stock consists primarily of Federal Home Loan Bank common stock.
At December 31, 2016 and 2015, the Company maintained a portfolio of investment securities classified as trading with a fair value of approximately $790,013,000 and $746,194,000, respectively. These investments are subject to price volatility associated with any interest‑bearing instrument. Net realized gains on trading securities during the years ended December 31, 2016, 2015 and 2014 were approximately $6,393,000, $722,000 and $753,000, respectively, and are included in realized investment gains (losses). Net unrealized holding gains on trading securities held at December 31, 2016, 2015 and 2014 were approximately $47,535,000, $14,547,000 and $89,439,000, respectively.

20 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

Gross unrealized losses on investment securities available-for-sale and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows (in thousands):
The unrealized losses in U.S. Treasury securities and states and territories are due to interest rate fluctuations, which result in a decline in market values from original purchase price.  Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment.  The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

21 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

The investments included in special revenue securities are comprised of general obligations of U.S. government sponsored agencies for which the U.S. government is indirectly obligated. The unrealized loss is due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in mortgage‑backed securities are comprised of mortgage‑backed obligations of U.S. government‑sponsored agencies for which the U.S. government is indirectly obligated, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage‑backed sector. The credit quality on some mortgage‑backed bonds has declined due to the large number of defaults on residential mortgage loans. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other‑than‑temporarily impaired.
At December 31, 2016 and 2015, investments with carrying values of approximately $2,916,000 and $2,904,000, respectively, were on deposit with state insurance departments as required by statute.

22 (contnued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

(4)	Fair Value Measurements
(a)	Fair Value Hierarchy
The following table presents the assets and liabilities that the Company measured at fair value on a recurring basis at December 31, 2016 (in thousands):
There were no transfers between Levels 1 and 2 during the year.  The transfers into Level 3 during the year were the result of existing securities no longer being priced by the independent pricing service at the end of the period.  The transfers out of Level 3 were securities being priced by an independent pricing service at the end of the period, using inputs that are observable or derived from market data, which resulted in the classification of these assets as Level 2.

23 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The following table presents the change for the year ended December 31, 2016 in the assets measured at fair value using unobservable inputs (Level 3) (in thousands):
Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a recurring basis at December 31, 2016 are summarized below (in thousands):

24 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The following table presents the assets and liabilities that the Company measured at fair value on a recurring basis at December 31, 2015 (in thousands):
There were no transfers between levels 1 and 2 during the year. The transfers into Level 3 during the year were the result of existing securities no longer being priced by the independent pricing service at the end of the period.  The transfers out of Level 3 were securities being priced by an independent pricing service at the end of the period, using inputs that are observable or derived from market data, which resulted in the classification of these assets as Level 2.

25 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The following table presents the change for the year ended December 31, 2015 in the assets measured at fair value using unobservable inputs (Level 3) (in thousands):
Significant unobservable inputs used in Level 3 fair value measurements for financial assets measured at fair value on a recurring basis at December 31, 2015 are summarized below (in thousands):

26 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
(b)	Fair Value of Financial Instruments
A summary of the Company's financial instruments (in thousands) and the fair value estimates, methods, and assumptions is set forth below:
Cash and Cash Equivalents, Short‑Term and Other Investments, and Accrued Investment Income
The carrying amount of these financial instruments approximates fair value because they mature within a relatively short period of time and do not present unanticipated credit concerns.

27 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
Policy Loans
Policy loans have average interest yields of approximately 6.19% and 6.07% as of December 31, 2016 and 2015, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately.
Fixed Maturities and Trading Investments
For fixed maturities and marketable equity securities, as well as trading securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company's investments also include less liquid or private fixed maturity debt securities, such as private placements and certain structured notes. Valuations are estimated based on nonbinding broker prices or valuation models, discounted cash flow models and other similar techniques that use observable and unobservable inputs and are considered Level 3.
Equity Securities
The fair value of equity securities investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers or bid quotations received from securities dealers.
Mortgage Loans
Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 4.88% and 5.17% for December 31, 2016 and 2015, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 4.30% and 4.24% for December 31, 2016 and 2015, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.
Certain Policy Liabilities
Certain policies sold by the Company are investment‑type contracts. These liabilities are segregated into two categories: deposit administration funds and immediate annuities that do not have life contingencies. The fair value of the deposit administration funds is determined using estimated projected future cash flows discounted at the rate that would be required to transfer the liability in an orderly transaction. The fair value of the immediate annuities without life contingencies is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected

28 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
future premiums, using the current pricing assumptions. The carrying amount of all other policy liabilities approximates fair value.
Derivative in Funds Withheld under Reinsurance Contract
The fair value of the Company's derivative in funds withheld under reinsurance contract is estimated as the difference between the present value of the return on the underlying investment securities and the present value of the financing leg of the total return swap. The present value is determined using the LIBOR/swap curve.
Notes Payable
The fair value of the Company's notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/swap curve.
Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimate.

29 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
(5)	Deferred Policy Acquisition Costs
DAC principally represents field sales compensation, direct response costs, underwriting and issue costs, and related expenses. This asset is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available‑for‑sale. Information relating to the change in DAC is summarized as follows (in thousands):

Life and annuity	Accident and health	Total
Balance December 31, 2013	$	101,165	369,501	470,666
Deferred costs		9,770	73,880	83,650
Amortization		(562)	(44,847)	(45,409)
Net increase		9,208	29,033	38,241
Change in DAC due to unrealized investment losses, net		(12,000)	—	(12,000)
Balance December 31, 2014		98,373	398,534	496,907
Deferred costs		13,959	82,163	96,122
Amortization		(9,855)	(46,534)	(56,389)
Net increase		4,104	35,629	39,733
Change in DAC due to unrealized investment gains, net		12,730	—	12,730
Balance December 31, 2015		115,207	434,163	549,370
Deferred costs		14,368	78,315	92,683
Amortization		(7,829)	(48,654)	(56,483)
Net increase		6,539	29,661	36,200
Change in DAC due to unrealized investment losses, net		(1,353)	—	(1,353)
Balance December 31, 2016	$	120,393	463,824	584,217

30 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
(6)	Reserves for Life and Annuity Future Policy Benefits
Reserves for life and annuity future policy benefits as of December 31 are as follows (in thousands):
Reserves for traditional life liabilities are based on the present value of future benefits and expenses less the present value of future net premiums based on mortality, persistency, expense, and interest rate assumptions, which are based upon the Company's experience when the basis of the liability is established. Valuation interest rates for the traditional life liability range from 2.0% to 8.5%.
Reserves for universal life liabilities include waiver of premium disabled lives reserves, which are calculated on a statutory basis. The liability also includes amounts received but not yet earned. The policies' fund values are held as a deposit liability.
Reserves for payout annuities (including all supplemental contracts) are based on the present value of future benefits and expenses discounted, where applicable, at mortality rates used in pricing and approximated break-even interest rates based on the premium received; it excludes certain only and deferred annuities, which are valued as deposit liabilities.
Reserves for group term waiver of premium disabled lives is based on the present value of future premiums to be waived discounted using statutory recovery/termination rates and a 4.0% interest rate; this includes an adjustment for claims incurred but not yet reported (IBNR).
Other reserves include an adjustment for IBNR on individual life waiver of premium claims and a small  group annuity.
Reserves on assumption YRT reinsurance represent the mortality risk assumed on a yearly renewable term basis.

31 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

(7)	Liability for Benefits Payable
Life and accident and health claim reserve activity for the years ended December 31, 2016, 2015, and 2014 was as follows (in thousands):
Reinsurance recoverables on unpaid losses were approximately $88,183,000 and $96,138,000 at December 31, 2016 and 2015, respectively.
The provision for benefits pertaining to prior years decreased approximately $19,991,000 in 2016 from the prior year estimate. This decrease overall includes better than expected experience of approximately $18,331,000 for group medical and disability, approximately $4,189,000 for life, and worse than expected experience of approximately $2,529,000 for individual A&H business. The decrease in group medical and disability, and life is due to subsequent better than expected claims experience.  The increase for cancer is due to a lengthening of the tail in the claim runoff.
The provision for benefits pertaining to prior years decreased approximately $41,462,000 in 2015 from the prior year estimate. This decrease overall includes better than expected experience of approximately $29,819,000 for group medical and disability, approximately $4,394,000 for life, and approximately $7,249,000 for cancer business. The decrease in group medical, disability, life, and cancer is due to subsequent better than expected claims experience.
The provision for benefits pertaining to prior years decreased approximately $25,348,000 in 2014 from the prior year estimate. This decrease overall includes better than expected experience of approximately $21,125,000 for group medical and disability, approximately $4,429,000 for life, and worse than expected experience of approximately $206,000 for cancer business. The decrease in group medical and disability, and life is due to subsequent better than expected claims experience. The increase for cancer is due to a lengthening of the tail in the claim runoff.

32 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The Company discounts cancer reserves and group disability reserves for benefits payable. The reduction in liability due to this discounting, net of reinsurance at December 31, 2016 and 2015, is approximately $88,597,000 and $82,895,000, respectively.
(8)	Short-Duration Contracts
Liabilities for Unpaid Claims and Claim Expenses
The following is information about incurred and paid claims development by segment as of December 31, 2016.  Such amounts are presented net of reinsurance, and are not discounted.  The tables present claims development and cumulative claim payments by incurral year.  The development tables are only presented for significant short-duration product liabilities within each segment.  The information about incurred and paid claims development prior to 2016 is presented as supplementary information.
Joint Venture (in thousands):

Accident Year	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance — For the Years Ended December 31, — Unaudited 2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	As of December 31, 2016 — Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims*
2007	**$79,186**	**$77,860**	**$74,859**	**$74,472**	**$74,364**	**$74,364**	**$74,364**	**$74,364**	**$74,364**	**$74,364**	**$ -**	**NA**
2008		77,492	66,603	63,557	63,623	63,560	63,517	63,517	63,517	63,517	-	NA
2009			**76,333**	**66,360**	**62,478**	**61,776**	**61,690**	**62,037**	**62,037**	**62,037**	**-**	**NA**
2010				74,400	67,176	68,029	67,271	67,271	67,225	67,247	-	NA
2011					**77,020**	**57,571**	**54,187**	**54,151**	**54,076**	**54,112**	**-**	**NA**
2012						79,103	66,845	65,244	63,987	64,188	-	NA
2013							**79,423**	**68,267**	**65,071**	**64,478**	**14**	**NA**
2014								67,211	55,120	53,398	34	NA
2015									**64,496**	**56,926**	**653**	**NA**
2016										65,559	17,851	NA
Total										**625,826**		
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										**(585,558)**		
All outstanding liabilities for incurral years prior to 2007, net of reinsurance										**-**		
Total unpaid claims and claim adjustment expenses, net of reinsurance										**$ 40,268**		

*** Reported claims for the Joint Venture segment are processed and reported by different Managing General Underwriters or Third Party Administrators for each separate venture. While most reported claims are detailed in a centralized database, some historical information has not been maintained at the level necessary for this disclosure. Therefore, the number of individual claims reported is not available.**

33 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2016:
Significant Methodologies and Assumptions
Joint Venture (JV) reserves are developed by looking at the historical pattern of paid claims and pending case reserves.  Factors are developed using these patterns and are applied to the current cumulative paid claims and pending case reserves.  For incurral months that are not fully credible, the Company weights the non-credible portion with the target loss ratio for the block.

34 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Cost Adjustment Expenses.
The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claim adjustment expenses on the consolidated balance sheet were as follows at (in thousands):

35 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
(9)	Notes Payable
Notes payable as of December 31 are summarized as follows (in thousands):
AFA has a line of credit with the Federal Home Loan Bank of Topeka in the amount of $496,500,000 and $521,500,000 at December 31, 2016 and 2015, respectively. The line of credit is secured by investment securities pledged as collateral by AFA with a carrying value of approximately $529,187,000 and $537,739,000 at December 31, 2016 and 2015, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company's name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 227,312 shares of Federal Home Loan Bank of Topeka common stock with a total carrying value of approximately $22,731,000 at December 31, 2016.
The Federal Home Loan Bank of Topeka has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the table above. At any time after the Federal Home Loan Bank of Topeka exercises its conversion option, the Company may prepay the advance in full or in part without a fee.
The Company has no unused lines of credit at December 31, 2016.
Interest expense for the years ended December 31, 2016, 2015 and 2014 totaled approximately $16,599,000, $17,794,000, and $18,532,000 respectively, and is included in net investment income as an investment expense in the accompanying consolidated statements of income.

36 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2016 are as follows (in thousands):

(10)	Income Taxes
Total 2016, 2015 and 2014 income tax expense in the accompanying consolidated statements of income differs from the federal statutory income tax rate of 35% of income before income taxes. The principal reasons for the differences and the related tax effects for the year ended December 31 are as follows (in thousands):

37 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):
At December 31, 2016 and 2015, the Company had no capital loss carryforwards.
Management periodically reviews whether a valuation allowance is needed on its total deferred tax assets reported on the consolidated balance sheet based on factors such as past history and trends, projected taxable income, and expiration dates of capital loss carryforwards. Management believes that in 2016 and 2015 it is more likely than not that the results of operations will generate sufficient taxable income to realize its deferred tax assets on the consolidated balance sheet.
The Company and its subsidiaries are included in AFC's consolidated federal income tax return. Income taxes are reflected in the accompanying consolidated financial statements as if the Company and its subsidiaries were separate tax‑paying entities at December 31, 2016 and 2015. Other accounts receivable includes current income taxes receivable of approximately $2,873,000, and $1,090,000, respectively.
The Company has no liability for unrecognized income tax benefits as of December 31, 2016 and 2015. As of December 31, 2016 and 2015, there were no accrued interest or penalties recorded on unrecognized income tax benefits. The Company has no unrecognized income tax benefits as of December 31, 2016 that would affect the effective tax rate, if recognized.
The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2013 and state and local income tax

38 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
examinations for years prior to 2012. The Company is not currently under examination by any taxingauthority.
(11)	Other Comprehensive Income (Loss)
The changes in the components of other comprehensive income (loss) are reported net of income taxes for the years indicated, as follows (in thousands):

39 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

At December 31, 2016, 2015 and 2014, the component of accumulated other comprehensive income is as follows (in thousands):
(12)	Reinsurance
Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance for uncollectible amounts has been included in the consolidated financial statements. At December 31, 2016 and 2015, reinsurance receivables with a carrying value of approximately $234,371,000 and $224,618,000, respectively, were associated with three reinsurers. In addition, reinsurance receivables of approximately $742,164,000 and $748,059,000 in 2016 and 2015, respectively, were associated with one reinsurer (note 13).

40 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2016 and 2015, the face amounts of life insurance in force that are reinsured amounted to approximately $8,557,000,000 (approximately 33.9% of total life insurance in force) and $8,988,000,000 (approximately 36.1% of total life insurance in force), respectively.
Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage.
The effects of reinsurance agreements on earned and written premiums, prior to deductions for benefits and commission allowances, were approximately $120,050,000, $136,533,000 and $154,801,000 for life and accident and health reinsurance ceded, and approximately $44,768,000, $43,546,000 and $45,056,000 for life and accident and health reinsurance assumed for the years ended December 31, 2016, 2015 and 2014, respectively.
Reinsurance agreements reduced incurred benefits for life and accident and health policies by approximately $155,734,000, $147,209,000 and $160,853,000 for the years ended December 31, 2016, 2015 and 2014, respectively.
(13)	Acquired Business – Mid‑Continent Life Insurance Company
Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid‑Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL's policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately                $732,349,000 and $737,412,000 to HLR and maintaining a funds withheld liability at December 31, 2016 and 2015, respectively.
Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed "Extra‑Life" contracts will not increase during the 17‑year period beginning December 31, 2000. The Company had also guaranteed that the current dividend scale on the assumed "Extra‑Life" contracts shall not be reduced or eliminated during the five‑year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed "Extra‑Life" contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma.
As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.
The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being

41 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
recognized up front. The method for calculation of initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years, because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a material impact on the value of the SPR. The SPR was approximately $376,521,000 and $378,749,000 for 2016 and 2015, respectively.
Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. DAC taxes are excluded from the experience refund and loss carryforward calculations and are settled quarterly. There was no experience refund earned by the Company in 2016, 2015 and 2014. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying consolidated statements of income. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in the Company's investment income, and administrative expense allowances paid to the Company are reported as a reduction of the Company's expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying consolidated statements of income.
(14)	Employee Benefit Plans
The Company participates in a pension plan (the Plan), sponsored by AFC and is not directly liable for obligations under the Plan.  The Plan covers all employees who have satisfied longevity and age requirements. The Company's funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $9,566,000, $7,558,000 and $10,193,000 to the Plan during the years ended December 31, 2016, 2015 and 2014, respectively.
The Company participates in a defined‑contribution thrift and profit sharing plan as provided under Section 401(a) of the Internal Revenue Code (the Code), which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $7,664,000, $6,909,000 and $3,293,000 to this plan during the years ended December 31, 2016, 2015 and 2014, respectively.

42 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
(15)	Commitments and Contingencies
Rent expense for office space and equipment for the years ended December 31, 2016, 2015 and 2014 was approximately $29,273,000, $28,001,000 and $25,541,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The aggregate minimum annual rental commitments as of December 31, 2016 under noncancelable long‑term leases are as follows (in thousands):
The Company has outstanding mortgage loan commitments of approximately $19,010,000 and $37,836,000 at December 31, 2016 and 2015, respectively.
The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available which could result in changes to the estimated liabilities. As of December 31, 2016 and 2015, liabilities for guaranty association assessments were approximately $5,119,000 and $5,128,000, respectively.  Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2016, 2015 and 2014.
American Fidelity Assurance Company entered into an agreement with 9000 Broadway LLC, a related party, on December 31, 2012. This lease is being recorded and accounted for as a capital lease. In 2014, there was a reduction in capital lease asset, capital lease obligation and lease term due to a lease modification that was effective January 1, 2014.  The capital lease asset is being depreciated over the shorter of the useful life of the asset or the lease term of 20 years. The capital lease obligation will be repaid monthly over the 20‑year term.  As of December 31, 2016 and 2015, under the modified lease agreement, the capital lease asset of approximately $37,321,000 and $39,516,000, respectively, and the corresponding capital lease obligation of approximately $44,651,000 and $45,004,000, respectively, are included on the consolidated balance sheet.
In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. The Company expects that the ultimate liability, if any, with respect to other lawsuits, after consideration of the reserves maintained, will not be material to the Company's financial position.
(16)	Related‑Party Transactions
The Company and its subsidiaries lease automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month's notice. During the

43 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
years ended December 31, 2016, 2015 and 2014, payments under these leases were approximately $10,904,000, $9,374,000 and $8,265,000, respectively.
During the years ended December 31, 2016, 2015 and 2014, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $10,048,000, $9,988,000 and $9,429,000, respectively.
During the years ended December 31, 2016, 2015 and 2014, the Company paid management fees to AFC totaling approximately $8,662,000, $6,316,000 and $6,501,000, respectively.
The Company leases office space from subsidiaries of AFC. The rent payments associated with the leases were approximately $14,045,000, $14,671,000 and $12,461,000 in 2016, 2015 and 2014, respectively.
During 2016, 2015 and 2014, the Company paid cash dividends to AFC of approximately $45,000,000, $35,000,000 and $35,000,000, respectively.
During 2016, 2015 and 2014, the Company entered into three‑year software lease agreements with AFC. Lease expense related to the agreements was approximately $5,471,000, $5,449,000 and $4,920,000 for the years ended December 31, 2016, 2015 and 2014, respectively, and is included in selling costs and other operating, administrative, and general expenses.
The Company provides certain services to American Fidelity International (Bermuda) Ltd. (AFIBL).  During the years ended December 31, 2016, 2015 and 2014, AFIBL paid management fees to AFA of approximately $2,103,000.
The Company provides certain services to American Public Life Insurance Company (APL).  During the years ended December 31, 2016, 2015 and 2014, APL paid management fees to AFA of approximately $750,000.
(17)	Subsequent Events
The Company has evaluated events through April 17, 2017, the date the consolidated financial statements were issued.
(18)	Segment Information
The Company's reportable segments are its strategic business units. AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations. AFES specializes in voluntary insurance products such as disability income, tax‑sheltered annuities, life insurance, dread disease and accident only policies, which are marketed to public school employees. The Strategic Alliances Division focuses on marketing to a broad range of employers through independent broker agencies and agents interested in getting into or enhancing their payroll deduction capability. The Life Division markets individual life products through the internet and through independent brokers. All segments consist of business primarily sold throughout the United States of America. The American Public Life OKC Division (APL – OKC) was formed in 2009 to focus on the brokerage business that was previously a part of AWD.
Assets and related investment income are allocated based upon related insurance reserves that are backed by such assets. Other operating expenses are allocated in relation to the mix of related revenues.

44 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
The following summary represents revenues and pretax income from continuing operations and identifiable assets for the Company's reportable segments as of and for the years ended December 31, 2016, 2015 and 2014 (in thousands):

Year ended December 31		
		2016	2015	2014
Revenue:				
American Fidelity Education Services Division	$	727,618	684,055	631,914
Association Worksite Division		150,179	144,823	135,395
American Public Life OKC Division		15,593	16,836	18,784
Strategic Alliances Division		74,550	71,357	81,826
Life Division		52,561	(56,466)	92,458
Noninsurance operations		1,634	1,548	1,864
Total consolidated revenue	$	1,022,135	862,153	962,241
Premiums and annuity and universal life considerations:				
American Fidelity Education Services Division	$	588,406	550,933	517,473
Association Worksite Division		136,999	131,575	124,696
American Public Life OKC Division		14,146	15,665	18,773
Strategic Alliances Division		70,233	72,219	82,010
Life Division		5,018	5,329	6,260
Noninsurance operations		—	—	—
Total consolidated premiums and annuity and universal life considerations	$	814,802	775,721	749,212

45 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

46 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Notes to Consolidated Financial Statements

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information
(In thousands)

48 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information
(In thousands)

Year ended December 31		
		2016	2015	2014
Premium revenue and annuity and universal life considerations:				
American Fidelity Education Services Division	$	588,406	550,933	517,473
Association Worksite Division		136,999	131,575	124,696
American Public Life OKC Division		14,146	15,665	18,773
Strategic Alliances Division		70,233	72,219	82,010
Life Division		5,018	5,329	6,260
Noninsurance operations		—	—	—
	$	814,802	775,721	749,212
Net investment income, realized investment gains (losses), and impairment losses recognized in earnings:				
American Fidelity Education Services Division	$	132,091	121,281	110,347
Association Worksite Division		9,790	9,318	7,468
American Public Life OKC Division		1,299	734	644
Strategic Alliances Division		2,798	2,833	2,453
Life Division		42,174	(68,628)	70,955
Noninsurance operations		—	—	—
	$	188,152	65,538	191,867
Benefits, claims, losses, and settlement expenses:				
American Fidelity Education Services Division	$	369,628	352,555	326,769
Association Worksite Division		68,605	55,763	53,923
American Public Life OKC Division		7,025	7,596	7,297
Strategic Alliances Division		58,628	48,996	53,889
Life Division		44,552	(63,997)	75,775
Noninsurance operations		—	—	—
	$	548,438	400,913	517,653
Amortization of deferred policy acquisition costs:				
American Fidelity Education Services Division	$	35,534	37,476	32,054
Association Worksite Division		15,662	13,957	10,054
American Public Life OKC Division		2,968	3,291	3,024
Strategic Alliances Division		—	—	—
Life Division		2,319	1,665	277
Noninsurance operations		—	—	—
	$	56,483	56,389	45,409

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES

Schedule III – Supplementary Insurance Information
(In thousands)

See accompanying report of independent registered public accounting firm.

AMERICAN FIDELITY ASSURANCE COMPANY
AND SUBSIDIARIES
Schedule IV – Reinsurance
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2016:
Life insurance in force	$25,265,829	8,556,920	—	16,708,909	N/A
Premiums:
Life insurance	$143,499	48,308	1	95,192	N/A
Accident and health insurance	746,585	71,742	44,767	719,610	6.22%
Total premiums	$890,084	120,050	44,768	814,802	5.49%
Year ended December 31, 2015:
Life insurance in force	$24,917,319	8,988,044	7,682	15,936,957	0.05%
Premiums:
Life insurance	$139,837	50,948	30	88,919	0.03%
Accident and health insurance	728,871	85,585	43,516	686,802	6.34%
Total premiums	$868,708	136,533	43,546	775,721	5.61%
Year ended December 31, 2014:
Life insurance in force	$24,050,279	9,611,320	29,292	14,468,251	0.20%
Premiums:
Life insurance	$139,049	52,535	46	86,560	0.05%
Accident and health insurance	719,908	102,266	45,010	662,652	6.79%
Total premiums	$858,957	154,801	45,056	749,212	6.01%
See accompanying report of independent registered public accounting firm.

PART C
OTHER INFORMATION
ITEM 24.                          FINANCIAL STATEMENTS AND EXHIBITS
(a)            Financial Statements
The following financial statements are included in Part B hereof:
AMERICAN FIDELITY SEPARATE ACCOUNT C
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2016
Statements of Operations for the Year Ended December 31, 2016
Statements of Changes in Net Assets for the Years Ended December 31, 2016 and 2015
Financial Highlights
Notes to Financial Statements
AMERICAN FIDELITY ASSURANCE COMPANY
Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2016 and 2015
Consolidated Statements of Income for the Years Ended December 31, 2016, 2015 and 2014
Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2016, 2015 and 2014
Consolidated Statements of Stockholder's Equity for the Years Ended December 31, 2016, 2015 and 2014
Consolidated Statements of Cash Flows for the Years Ended December 31, 2016, 2015 and 2014
Notes to Consolidated Financial Statements
Schedule III – Supplementary Insurance Information
Schedule IV – Reinsurance

(b)            Exhibits
1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.  Incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

3
Amended and Restated Principal Underwriter's Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

3.1
Second Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Registrant's Registration Statement on Post-Effective Amendment No. 11 to Form N-4 filed on April 30, 2012.

4.1	Flexible Premium Group Variable Annuity. Incorporated by reference to Exhibit 4.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.
5.1
Section 457(b) Deferred Compensation Plan Participation Election Form.  Incorporated by reference to Exhibit 5.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

5.2
Section 457 Group Variable Annuity Master Application.  Incorporated by reference to Exhibit 5.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.1
Articles of Incorporation of American Fidelity Assurance Company as amended.  Incorporated by reference to Exhibit 6.1 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 6.2 to Registrant's Registration Statement on Pre-Effective Amendment No. 1 to Form N-4 filed on May 16, 2003.

8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.  Incorporated by reference to Exhibit 8.1 to Registrant's Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.1.1
Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.  Incorporated by reference to Exhibit 8.1.1 to Registrant's Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.1.2
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.  Incorporated by reference to Exhibit 8.1.2 to Registrant's Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant's Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.2.1
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005.

8.2.2
Amendment to Administrative Services Agreement dated May 1, 1999 between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.2.3
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.2.4
Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.2.5
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.  Incorporated by Reference to Exhibit 8.3 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).  Incorporated by Reference to Exhibit 8.4 to Registrant's Registration Statement on Post-Effective Amendment No. 1 to Form N-4 filed on April 26, 2004.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Registrant's Registration Statement on Form N-4 filed on February 27, 2003.

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated April 15, 2011.  Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.5
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.6
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Registrant's Registration Statement on Post-Effective Amendment No. 2 to Form N-4 filed on March 31, 2005

8.3.7
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.3.8
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 10 to Registrant's registration statement on Form N-4 filed on April 29, 2011.

8.3.9
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4
Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.26 to Registrant's Registration Statement on Post-Effective Amendment No. 3 to Form N-4 filed on April 27, 2005.

8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Registrant's Registration Statement on Post-Effective Amendment No. 5 to Form N-4 filed on April 30, 2007.

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.  Incorporated by reference to Exhibit 8.5.2 to Registrant's Registration Statement on Post-Effective Amendment No. 9 to Form N-4 filed on April 29, 2010.

8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.  Incorporated by reference to Exhibit 8.4.3 to Registrant's Registration Statement on Post-Effective Amendment No. 14 to Form N-4 filed on April 30, 2015.

8.5
Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. effective October 1, 2014.  Incorporated by reference to Exhibit 8.5 to Registrant's Registration Statement on Post-Effective Amendment No. 15 to Form N-4 filed on April 29, 2016.

8.5.1
First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company L.L.C. effective January 1, 2015.  Incorporated by reference to Exhibit 8.5.1 to Registrant's Registration Statement on Post-Effective Amendment No. 15 to Form N-4 filed on April 29, 2016.

9*	Opinion and Consent of Counsel.
10*	Consent of Independent Registered Public Accounting Firm.
99*	Relationship chart.
________________________
*	Filed herewith

ITEM 25.                          DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Robert D. Brearton 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President, Chief Financial Officer, Treasurer
Lynda L. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
William M. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Chairman of the Board, Chief Executive Officer, Director
David R. Carpenter 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	President, Chief Operations Officer
William E. Durrett 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Chairman of the Board, Director
Charles R. Eitel 2513 Spicebush Lane Naples, Florida 34105	Director
Theodore M. Elam 211 N. Robinson, 10th Floor Oklahoma City, OK 73102	Director
Christopher T. Kenney 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Vice President, General Counsel, Secretary
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Gary E. Tredway 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
A relationship chart is included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.
ITEM 27.                          NUMBER OF CONTRACT OWNERS
As of March 31, 2017, there were 6,317 contract participants under eligible nonqualified deferred compensation plans offered by Separate Account C.
ITEM 28.                          INDEMNIFICATION
The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:
(a)            American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.
(b)            American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.
(c)            To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.                          PRINCIPAL UNDERWRITERS
(a)            American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Separate Account B.
(b)            The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Name and Principal Business Address	Positions and Offices with Underwriter
Timothy H. Bolden	Director, Vice-President AML; Investment Company and Variable Contract Products Principal
David R. Carpenter	Director, Chairman and Chief Executive Officer; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Director, President, Chief Operating Officer and Secretary; Investment Company and Variable Contract Products Principal
Jennifer Wheeler	Assistant Vice President and Chief Compliance Officer; Investment Company and Variable Contract Products Principal
Shirley Williams	Assistant Vice President, Chief Financial Officer and Treasurer; Financial and Operations Principal

(c)            The commissions received by American Fidelity Securities, Inc. in connection with Separate Account C in 2016 were $60,431.  It received no other compensation from or on behalf of the Registrant during the year.

ITEM 30.                          LOCATION OF ACCOUNTS AND RECORDS
David R. Carpenter, President and Chief Operations Officer of American Fidelity Assurance Company, whose address is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114, maintains physical possession of the accounts, books, or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.
ITEM 31.                          MANAGEMENT SERVICES
Not Applicable.
ITEM 32.                          UNDERTAKINGS
(a)    Registrant hereby undertakes to file a post‑effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)    Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)    Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.
(d)    Registrant hereby undertakes to represent that any contract offered by the prospectus that is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988), which permits withdrawal of restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).
REPRESENTATIONS
American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 27, 2017.

AMERICAN FIDELITY SEPARATE ACCOUNT C (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/s/ David R. Carpenter
David R. Carpenter, President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/David R. Carpenter
David R. Carpenter, President

C-8

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.  Each of the undersigned hereby appoints David R. Carpenter and Robert D. Brearton, individually, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

Signature	Title
/s/ Gary S. Allen 04/20/2017	Director
Gregory S. Allen Date:
/s/ John M. Bendheim 04/21/2017	Director
John M. Bendheim Date:
/s/ Robert D. Brearton 04/24/2017	Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
Robert D. Brearton Date:
/s/ Lynda L. Cameron 04/25/2017	Director
Lynda L. Cameron Date:
/s/ William M. Cameron 04/25/2017	Chairman and Chief Executive Officer and Director (Principal Executive Officer)
William M. Cameron Date:
/s/ David R. Carpenter 04/25/2017	President and Chief Operations Officer
David R. Carpenter Date:
Senior Chairman of the Board and Director
William E. Durrett Date:
/s/ Charles R. Eitel 04/25/2017	Director
Charles R. Eitel Date:
/s/ Theodore M. Elam 04/24/2017	Director
Theodore M. Elam Date:
/s/ Paula Marshall 04/22/2017	Director
Paula Marshall Date:
/s/Tom J. McDaniel 04/21/2017	Director
Tom J. McDaniel Date:
/s/ Stephen M. Prescott 04/21/2017
Stephen M. Prescott Date:	Director

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account C.	Incorporated by reference
3	Amended and Restated Principal Underwriter's Agreement dated July 10, 2006, between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference
3.1
Second Amendment to Amended and Restated Principal Underwriter's Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.
Incorporated by reference
4.1	Flexible Premium Group Variable Annuity.	Incorporated by reference
5.1	Section 457(b) Deferred Compensation Plan Participation Election Form.	Incorporated by reference
5.2	Section 457 Group Variable Annuity Master Application.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company as amended.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.
Incorporated by reference
8.1.1	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.	Incorporated by reference
8.1.2
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.
Incorporated by reference
8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference
8.2.1	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference
8.2.2	Amendment to The Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L. P. dated February 28, 2005.	Incorporated by reference
8.2.3	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference
8.2.4	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Incorporated by reference
8.2.5	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference
8.3
Fund Participation Agreement dated May 13, 1997, between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment to Fund Participation Agreement dated May 13, 1997.
Incorporated by reference
8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).
Incorporated by reference
8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.
Incorporated by reference
8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund (d/b/a/ Dreyfus Stock Index Fund")") dated November 1, 2010.
Incorporated by reference
8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a "The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)") dated April 13, 2012.
Incorporated by reference
8.3.5	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference
8.3.6	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference
8.3.7	Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.	Incorporated by reference
8.3.8	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference
8.3.9	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference
8.4	Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference
8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.
Incorporated by reference
8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.
Incorporated by reference
8.5	Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company, L.L.C. effective October 1, 2014.	Incorporated by reference
8.5.1	First Amendment to Investment Consultant Agreement between American Fidelity Assurance Company and Asset Services Company L.L.C. effective January 1, 2015.	Incorporated by reference
9	Opinion and Consent of Counsel.	Filed herewith
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith
99	Relationship chart.	Filed herewith